UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4474

Name of Registrant: Vanguard California Tax-Free Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2010 – May 31, 2011

Item 1: Reports to Shareholders

Vanguard California Tax-Exempt Funds
Semiannual Report

May 31, 2011

Vanguard California Tax-Exempt Money Market Fund
Vanguard California Intermediate-Term Tax-Exempt Fund
Vanguard California Long-Term Tax-Exempt Fund

> With short-term interest rates still anchored near zero, Vanguard California Tax-Exempt Money Market Fund returned 0.06% for the six months ended May 31, 2011, ahead of the average return of its state peer group.

> Vanguard California Intermediate-Term Tax-Exempt Fund returned 2.12% for Investor Shares, a few steps ahead of the average return of its state peers and in line with its national benchmark index.

> Vanguard California Long-Term Tax-Exempt Fund returned 1.60% for Investor Shares, well ahead of the average return of its California peers but behind its national benchmark index.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisor’s Report.	10
California Tax-Exempt Money Market Fund.	14
California Intermediate-Term Tax-Exempt Fund.	32
California Long-Term Tax-Exempt Fund.	65
About Your Fund’s Expenses.	90
Trustees Approve Advisory Arrangement.	92
Glossary.	93

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.

Cover photograph: Jean Maher.

Your Fund’s Total Returns

Six Months Ended May 31, 2011
		Taxable-
		SEC Equivalent	Income	Capital	Total
	Yields	Yields	Returns	Returns	Returns
Vanguard California Tax-Exempt Money Market
Fund	0.05%	0.09%	0.06%	0.00%	0.06%
California Tax-Exempt Money Market Funds
Average					0.00
California Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper Inc.

Vanguard California Intermediate-Term Tax-Exempt Fund
Investor Shares	3.07%	5.27%	1.94%	0.18%	2.12%
Admiral™ Shares	3.15	5.40	1.98	0.18	2.16
Barclays Capital 7 Year Municipal Bond Index					2.38
California Intermediate Municipal Debt Funds
Average					1.74
California Intermediate Municipal Debt Funds Average: Derived from data provided by Lipper Inc.

Vanguard California Long-Term Tax-Exempt Fund
Investor Shares	3.80%	6.52%	2.24%	-0.64%	1.60%
Admiral™ Shares	3.88	6.65	2.28	-0.64	1.64
Barclays Capital 10 Year Municipal Bond Index					2.73
California Municipal Debt Funds Average					0.97
California Municipal Debt Funds Average: Derived from data provided by Lipper Inc.

7-day SEC yield for the California Tax-Exempt Money Market Fund; 30-day SEC yield for the California Intermediate-Term Tax-Exempt Fund and California Long-Term Tax-Exempt Fund.
The calculation of taxable-equivalent yield assumes a typical itemized tax return and is based on the maximum federal tax rate of 35% and the maximum income tax rate for the state. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.
Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements.

Chairman’s Letter

Dear Shareholder,

A springtime rally helped the broad U.S. municipal bond market to rebound from an inauspicious start and return about 2% for the six months ended May 31. Sensational headlines in December predicting large-scale municipal defaults were followed by reports of rising state revenues and more focus on fiscal discipline, which encouraged demand amid unusually low supply. As investors sought higher yields without the greater interest rate risk of the longest-maturity bonds, intermediate-term bonds were the market’s sweet spot over the six months.

Against this backdrop, Vanguard California Intermediate-Term Tax-Exempt Fund returned 2.12% for Investor Shares and 2.16% for Admiral Shares. Although the prices of many muni bonds rode a roller coaster during the period, they finished higher in this fund, so its capital return added to interest income. However, the longer-maturity holdings in Vanguard California Long-Term Tax-Exempt Fund did not fully recover from price declines early in the half-year; the fund’s negative capital return pulled its total return for the period down to 1.60% for Investor Shares and 1.64% for Admiral Shares.

In a reversal from last year, higher-rated bonds generally outperformed lower-quality securities. The advisor’s high-quality focus helped each fund to outperform its state peer-group average. Compared with the returns of their respective national benchmark indexes, the Intermediate-Term Fund’s result was in line, after allowing for expenses, but the Long-Term Fund lagged. Although it is reasonable to compare the results of a single-state fund to a national index, any such comparison is imperfect and needs to consider many factors—including the state’s relative performance as well as the advisor’s security selection and other portfolio decisions.

As the Federal Reserve kept its target for short-term interest rates anchored near zero, the California Tax-Exempt Money

Market Fund returned a scant 0.06%—ahead of the average return of its state peer group. The fund’s 7-day SEC yield on May 31 was 0.05%, down from six months ago. Yields for the Intermediate-and Long-Term Funds were essentially unchanged. As shown on page 1, each fund’s taxable-equivalent yield was higher than its SEC yield.

Note: The funds are permitted to invest in securities whose income is subject to the alternative minimum tax (AMT). As of May 31, neither the Intermediate-Term Fund nor the Long-Term Fund owned securities that would generate income distributions subject to the AMT, but the Money Market Fund did.

Market Barometer
			Total Returns
		Periods Ended May 31, 2011
	Six	One	Five Years
	Months	Year	(Annualized)
Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	1.91%	5.84%	6.63%
Barclays Capital Municipal Bond Index (Broad tax-exempt
market)	2.04	3.18	4.78
Citigroup Three-Month U.S. Treasury Bill Index	0.06	0.15	1.94

Stocks
Russell 1000 Index (Large-caps)	15.49%	26.81%	3.69%
Russell 2000 Index (Small-caps)	17.34	29.75	4.70
Dow Jones U.S. Total Stock Market Index	15.20	27.10	4.07
MSCI All Country World Index ex USA (International)	13.58	29.95	3.95

CPI
Consumer Price Index	3.27%	3.57%	2.22%

In the broad U.S. bond market, a late-stage change of direction
Through much of the fiscal half-year, bond market returns hovered near—or below—0%. With the economy seeming to find its footing, interest rates rose slowly but steadily. Investors were concerned that accelerating growth might eventually lead to higher inflation, perhaps sooner rather than later. Rising rates put pressure on bond prices.

Later in the period, however, disappointing economic news—including in the housing and labor markets—doused worries about inflation. Perhaps counterintuitively, bad news for the economy spells good news for bonds: As yields retreated, bond prices rallied. For the full six months, the broad U.S. taxable bond market returned about 2%, roughly matching the performance of the municipal market.

Stock prices followed corporate profits higher
During the six months, global stock markets powered past a series of unnerving developments—financial drama in Europe, natural and nuclear disaster in Japan, and geopolitical upheaval in commodity markets. The broad U.S. stock market returned more than 15% for the six months, buoyed by surprising strength in corporate profits. Toward the end of the period, however, a pullback in the manufacturing sector and unexpected weakness in the labor market sounded notes of caution.

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Admiral	Peer Group
	Shares	Shares	Average
California Tax-Exempt Money Market
Fund	0.17%	—	0.34%
California Intermediate-Term
Tax-Exempt Fund	0.20	0.12%	0.82
California Long-Term Tax-Exempt Fund	0.20	0.12	1.02

The fund expense ratios shown are from the prospectus dated March 29, 2011, and represent estimated costs for the current fiscal year. For the six months ended May 31, 2011, the funds’ annualized expense ratios were: for the California Tax-Exempt Money Market Fund, 0.17%; for the California Intermediate-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; and for the California Long-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2010.

Peer groups: For the California Tax-Exempt Money Market Fund, California Tax-Exempt Money Market Funds; for the California Intermediate-Term Tax-Exempt Fund, California Intermediate Municipal Debt Funds; for the California Long-Term Tax-Exempt Fund, California Municipal Debt Funds.

International stocks followed a similar trajectory, returning almost 14% for the period. In emerging markets and in the most developed markets, strength in local currencies boosted returns for U.S.-based investors.

An inauspicious start capped by a strong finish
As I noted in our annual report to you six months ago, November 2010 was the most volatile month in the municipal market since the 2008 financial crisis. The key forces that converged to create the volatility and lower muni bond prices continued into the first months of the new fiscal year: abundant new-issue supply (through December), concerns about inflation as the economy gathered steam, and anxiety about prospects for municipal bond defaults. (As to the likelihood of widespread defaults, Vanguard believes the dire predictions of some analysts are overblown. For a brief discussion of our view, see the box below).

Several factors contributed to the late-2010 supply surge. Some tax-exempt borrowers that might otherwise have come to market in 2011 accelerated their

Investment insight

Perspective on default risk
Although state tax collections are recovering, worries about default are still making headlines. Here’s why we think the threat is overstated:

• Long, strong repayment history. In the 40 years through 2009, the average default rate for investment-grade municipal bonds was a minuscule 0.03%.
The rate was 30 times higher for corporate bonds.

• Issuers’ ability to pay. Most municipals are revenue bonds—often backed by fees for essential services such as water, sewers, and electricity—or general obligation bonds (backed by the issuer’s full taxing power). Households try to pay utility bills even in tough times, and issuers can raise taxes if need be.

• Issuers’ willingness to pay. Issuers who default to avoid debt payments could lose access to funding for everyday operations and capital projects—a poor risk/
reward trade-off, given their typically low debt burdens. For example, across the
50 states, debt secured by state operating resources as a percentage of the state’s economic output currently averages only about 4.5%. Contrary to the impressions created by some of the overheated commentary, California—with a debt burden of just over 5%—is not Greece (where total debt exceeds the value of the nation’s annual output).

Source: Moody’s Investors Service. For more discussion, see the research paper California Is Not Greece at
vanguard.com/jumppage/researchpapers/tab1.html.

plans in anticipation of rising interest rates. Others took advantage of the temporary AMT exemption for private-activity bonds, such as those used to finance airports. And the stampede to issue taxable Build America Bonds (BABs) before the end-of-year deadline flustered an already skittish tax-exempt market, especially the long-term segment. (BABs offered an attractive federal subsidy that lowered issuers’ borrowing costs. The BABs and AMT incentives, part of the 2009 federal stimulus act, expired on December 31.)

This flood of new supply pushed tax-exempt bond prices down, and yields up, in December—the worst month of the past six for the broad municipal market and for California bonds.

Bond returns were also hurt by a significant exodus from tax-exempt funds, which experienced some of the largest—and longest-lasting—cash outflows in decades. Some investors were spooked by headlines warning of defaults and by concerns about higher interest rates (which could depress near-term returns); others wanted to participate in the stock market rally.

Market conditions began improving, however, as winter turned to spring. Most notably, the supply of new bonds dried up. From January through May, nationwide new-issue volume was less than $85 billion, the lowest for this five-month period since 2000. In part, this reflected deferral of nonessential projects because of budget constraints.

Investors seeking to buy scarce new tax-exempt bonds bid up prices. And as the U.S. economic recovery slowed, investors’ concern about rising interest rates receded. At the same time, confidence improved as states and municipalities gained credibility in their budget-balancing efforts. The realization that municipal bonds were attractively valued led to strong returns in April and May, both nationally and in the California funds.

For a discussion of the funds’ management during the period, please see the Advisor’s Report following this letter.

State revenues improve, but local revenues lag
Across most of the nation, state tax revenues have been recovering from the Great Recession but still have not caught up. In California, higher personal income tax payments more than offset lower revenues from both corporate income taxes and sales tax in the first calendar quarter of 2011 compared with 2010, according to preliminary data from The Nelson A. Rockefeller Institute of Government. Early data for the second quarter indicate that combined revenues have continued to grow.

The picture is a bit more complicated at the local level. Typically, state revenues from various sources lag the broad U.S. economy during downturns and recoveries, and local revenues lag state receipts. This time, the slowdown at the local level has been exacerbated by significant reductions in assessed home values that hurt property tax receipts—while demand for many services has risen and the flow of federal stimulus dollars is set to end.

Most local governments have cut expenditures and used some reserves to balance their budgets. While a Chapter 9 bankruptcy filing is a legal possibility, the vast majority of cities and counties are not close to taking that step. For example, the city of Stockton is among the more stressed in the state and its mayor has publicly acknowledged that the city will do everything it can to avoid bankruptcy. Vallejo, however, has not yet emerged from its bankruptcy, filed in 2008.

The challenging immediate and longer-term budget and policy choices that California faces, along with most states, have been well-publicized. As I write this letter, state lawmakers met the June 15 deadline for passing a balanced budget for the new fiscal year that begins on July 1—but their proposal was vetoed by Governor Brown. Discussions are expected to continue, with final adoption anticipated by the June 30 deadline. [Editor’s note: The budget was signed on June 30.]

In late May, one of the major credit rating agencies noted that the state’s financial outlook is cloudy; however, in early June, another major agency reaffirmed its California GO debt rating, noting that the state’s outlook is stable. These outlooks, however, are highly correlated to the budget that the state eventually passes.

Discipline and diversification are more important than ever
Vanguard California Long-Term Tax-Exempt Fund marked its 25th anniversary in April. (The Money Market Fund was launched about a year later; the Intermediate-Term Fund began in 1994.) The funds’ longevity is a testament to the experience and skills of their advisor, Vanguard Fixed Income Group, and the close teamwork among the funds’ portfolio managers, traders, and credit analysts.

We hope that state and local governments will continue to make progress in addressing their long-term fiscal challenges. But optimism is no substitute for rigorous, independent credit analysis. And while we think the grim forecasts about looming defaults have been overstated, we acknowledge that there may be some uptick in defaults—especially among smaller issuers and less creditworthy projects, which our screening process helps us weed out.

As always, we believe investors will be well-served by holding a balanced portfolio of low-cost mutual funds that is diversified across and within asset classes. For California investors in higher tax brackets, the Vanguard California Tax-Exempt Funds can play an important role in such a portfolio, providing exemption from state as well as federal income taxes.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
June 16, 2011

Your Fund’s Performance at a Glance
November 30, 2010 , Through May 31, 2011
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard California Tax-Exempt Money Market
Fund	$1.00	$1.00	$0.001	$0.000
Vanguard California Intermediate-Term
Tax-Exempt Fund
Investor Shares	$10.93	$10.95	$0.206	$0.000
Admiral Shares	10.93	10.95	0.211	0.000
Vanguard California Long-Term Tax-Exempt
Fund
Investor Shares	$11.01	$10.94	$0.238	$0.000
Admiral Shares	11.01	10.94	0.243	0.000

Advisor’s Report

For the fiscal half-year ended May 31, 2011, Vanguard California Tax-Exempt Money Market Fund returned 0.06%, as the Federal Reserve continued to keep short-term interest rates near zero. By comparison, the average return of peer-group state funds was 0%. The California Intermediate-Term Tax-Exempt Fund returned 2.12% for Investor Shares and 2.16% for Admiral Shares, in line with its national benchmark index (which incurs no expenses) but ahead of the average return of competing state funds. The California Long-Term Tax-Exempt Fund returned 1.60% for Investor Shares and 1.64% for Admiral Shares, trailing its national benchmark but outpacing the average return of peer-group funds.

The investment environment
The funds successfully navigated a particularly challenging investment environment in recent months, a volatile period for the municipal bond market because of credit, market, and supply concerns.

The period began with yields pushing higher and prices falling (bond prices and yields move inversely). For example, from November 30 to January 31, the yields of 10-year AAA general-obligation tax-exempt bonds at the national level rose by about one-half of a percentage point, then declined by more than that from February through May. Yields on comparable 30-year bonds followed a similar pattern, but ended the period a bit higher than

Yields of Tax-Exempt Municipal Bonds
(AAA-Rated General-Obligation Issues)
	November 30,	May 31,
Maturity	2010	2011
2 years	0.60%	0.44%
5 years	1.36	1.23
10 years	2.79	2.65
30 years	4.28	4.30
Source: Vanguard.

where they began. These are large moves in a very short time, relative to the historical experience of this market.

Concurrent with the market volatility was a tide of withdrawals from tax-exempt bond funds, Vanguard funds included, that began in November 2010 and peaked in January 2011 as yields spiked. Outflows then began to ease substantially.

The price and redemption trends early on were consequences of a variety of market forces, including investors’ concern about the fiscal struggles of state and local governments. That worry was stoked by gloomy media reports in the early part of the reporting period, including, quite frankly, some commentary we consider irresponsible. The strong stock market rally also drew some investors away from bonds.

More upward pressure on long-term yields came from investors who were cautious about the outlook for inflation, as well as from a flood of Build America Bonds (BABs)—including those from California issuers, the largest source of BABs—that came to market before the program ended on December 31. Indeed, almost one-quarter of all BABs nationwide were issued during the final three months of 2010. (Our tax-exempt funds do not invest in these bonds because they are taxable.) With the end of the BABs program, there was an expectation that the supply of traditional munis would get a boost. This had the immediate effect of pushing up yields, especially those of long-term bonds.

At the other end of the yield spectrum, money market funds remained anchored to flat returns, a result of the Federal Reserve’s near-zero target for the shortest-term interest rates. After more than two years of this policy, many muni investors have turned to short-term and intermediate-term bonds, especially those in the 5- to 7-year portion of the yield curve. (Intermediate-term bonds were top performers during the six-month period.) We don’t expect the Fed to raise its target federal funds rate before the second half of 2012. The combined effect of near-zero short-term rates and upward pressure on long-term rates has produced one of the steepest yield curves in years.

The credit environment
State and local governments continued the difficult process of striking a balance between spending needs and lower tax revenues. The impact of both has been magnified by the severity of the Great Recession: Because of slow growth and high unemployment, people have required more services while tax revenues of all kinds have shrunk.

In the face of these challenges, states and municipalities have been taking a variety of difficult steps to bring spending and revenues in line. For example, state and local governments cut payrolls by almost 300,000 over the 12 months ended May 31, even while private-sector employment grew. Meanwhile, tax revenues have begun to rise nationwide—for the fifth straight quarter as of March 31, according to preliminary results from The

Nelson A. Rockefeller Institute of Government—although they still have not recovered to prerecession levels. The financial stress has in many cases also turned serious attention to longer-term concerns, such as the underfunding of retirement benefits.

As noted in more detail in the Chairman’s Letter (see especially the Investment Insight box on page 5), we’re confident that state and local governments will be able to manage their way through their financial difficulties. At the same time, it wouldn’t be surprising for a few smaller issuers to run into trouble, and we acknowledge that this will be a challenging process for some time.

Management of the funds
Our investment strategy during the half-year reflected our assessment of several important developments. These included a steep yield curve, ongoing fiscal challenges faced by tax-exempt issuers, less liquidity in the market, and short supply.

We have positioned the Intermediate-and Long-Term Funds to benefit whenever the Federal Reserve begins to raise its target rate, which will lift the short end of the yield curve. The long end is likely to experience less volatility—resulting in a somewhat flatter and more typically shaped yield curve—because the market has already priced in its expectation of eventual rate increases.

We continue to favor bonds that rely on revenues from essential services, such as providing electricity and water, to fund payments. Our credit analysts, who monitor the financial condition of states and municipalities, keep a constant eye on the credit quality of the portfolios and recommend repositioning when merited.

For some time, we have prepared for the possibility of heavy redemptions so that long-term shareholders would not be adversely affected by them. We have done so by dedicating a portion of the assets of the Intermediate- and Long-Term Funds, across the yield curve, to holdings that are liquid enough to be tapped if needed to meet redemptions. (They can also be tapped to take advantage of good investment opportunities.)

Liquidity is also an issue because of the structure of the municipal bond market. The 2008 financial crisis reduced the number of broker-dealers who deal with institutional investors, putting stress on these counterparties’ ability to provide much-needed liquidity when necessary. As a result, part of our overall decision to purchase a security is an evaluation of how easy it will be to trade it.

A supportive factor for prices has been the supply of traditional municipal bonds during the first half of fiscal 2011, which, counter to expectations, has been unusually light. In California, for example, about $9 billion in traditional municipal bonds were issued in the six months ended May 31, around 50% less than a year earlier. Fiscal caution among borrowers nationwide, including the state of California, who are taking another look at capital projects as they strive to balance their budgets, may also be a factor.

The decline in trades resulting from lower supply made it difficult for market participants to establish market-clearing prices during the period, presenting a challenge that was met successfully by our talented team of traders. Looking forward, we’re confident that we can tackle whatever new challenges lie ahead because of the skill and dedication of our experienced portfolio managers, traders, and credit analysts. Together, they bring to the task a high level of rigor and discipline that we believe will continue to serve our shareholders well.

Mathew M. Kiselak, Principal, Portfolio Manager

John M. Carbone, Prinicipal, Portfolio Manager

Pamela Wisehaupt Tynan, Principal, Head of Municipal Money Market Funds

Christopher W. Alwine, CFA, Principal, Head of Municipal Bond Funds

Vanguard Fixed Income Group

June 22, 2011

California Tax-Exempt Money Market Fund

Fund Profile
As of May 31, 2011

Financial Attributes
Ticker Symbol	VCTXX
Expense Ratio[1]	0.17%
7-Day SEC Yield	0.05%
Average Weighted
Maturity	29 days

Distribution by Credit Quality (% of portfolio)
First Tier	100.0%

For information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratio shown is from the prospectus dated March 29, 2011, and represents estimated costs for the current fiscal year. For the six months ended May 31, 2011, the annualized expense ratio was 0.17%.

California Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): November 30, 2000, Through May 31, 2011
		CA Tax-Exempt
		Money Mkt
		Funds Avg
Fiscal Year	Total Returns	Total Returns
2001	2.57%	2.17%
2002	1.33	0.92
2003	0.91	0.54
2004	1.05	0.60
2005	2.17	1.70
2006	3.24	2.78
2007	3.55	3.06
2008	2.21	1.81
2009	0.37	0.17
2010	0.11	0.01
2011	0.06	0.00

7-day SEC yield (5/31/2011): 0.05%
California Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper Inc.
Note: For 2011, performance data reflect the six months ended May 31, 2011.

Average Annual Total Returns: Periods Ended March 31, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
California Tax-Exempt Money
Market Fund	6/1/1987	0.12%	1.70%	1.65%

See Financial Highlights for dividend information.

California Tax-Exempt Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2011

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.7%)
California (99.6%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Institute for
Defense Analyses) VRDO	0.160%	6/7/11 LOC	11,945	11,945
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Public Policy Institute) VRDO	0.210%	6/7/11 LOC	12,705	12,705
Anaheim CA Housing Finance Agency Home
Mortgage Revenue VRDO	0.190%	6/7/11 LOC	5,485	5,485
1 Anaheim CA Public Financing Authority Lease
Revenue (Anaheim Public
Improvements Project) TOB VRDO	0.170%	6/7/11 LOC	47,240	47,240
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB PUT	0.430%	7/28/11	9,865	9,865
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB VRDO	0.180%	6/7/11	41,910	41,910
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB VRDO	0.180%	6/7/11	3,200	3,200
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB VRDO	0.190%	6/7/11	7,500	7,500
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) VRDO	0.120%	6/7/11 LOC	12,500	12,500
1 Blackrock Muniyield California Fund Inc VRDP
VRDO	0.380%	6/7/11 LOC	15,000	15,000
1 Blackrock Muniyield California Quality Fund
VRDP VRDO	0.380%	6/7/11 LOC	30,000	30,000
California Department of Water Resources
Power Supply Revenue	5.375%	5/1/12 (Prere.)	30,000	31,668
California Department of Water Resources
Power Supply Revenue VRDO	0.130%	6/7/11	19,300	19,300
California Department of Water Resources
Power Supply Revenue VRDO	0.140%	6/7/11	6,200	6,200
California Department of Water Resources
Power Supply Revenue VRDO	0.140%	6/7/11	18,500	18,500
California Economic Recovery Bonds GO PUT	5.000%	7/1/11 (Prere.)	32,000	32,123

California Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
California Educational Facilities Authority Revenue
(California Institute of Technology) VRDO	0.150%	6/7/11	34,800	34,800
1 California Educational Facilities Authority Revenue
(Loyola Marymount University) TOB VRDO	0.170%	6/7/11 LOC	3,998	3,998
California Educational Facilities Authority Revenue
(Stanford University) CP	0.250%	6/17/11	18,482	18,482
California Educational Facilities Authority Revenue
(Stanford University) CP	0.350%	11/3/11	40,000	40,000
California Educational Facilities Authority Revenue
(Stanford University) CP	0.350%	11/17/11	25,000	25,000
1 California Educational Facilities Authority Revenue
(Stanford University) TOB PUT	0.430%	8/11/11	37,280	37,280
1 California Educational Facilities Authority Revenue
(Stanford University) TOB VRDO	0.170%	6/7/11	4,460	4,460
1 California Educational Facilities Authority Revenue
(Stanford University) TOB VRDO	0.180%	6/7/11	7,150	7,150
California Educational Facilities Authority Revenue
(University of San Francisco) VRDO	0.150%	6/7/11 LOC	6,750	6,750
1 California Educational Facilities Authority Revenue
(University of Southern California) TOB PUT	0.360%	11/17/11	15,045	15,045
1 California Educational Facilities Authority Revenue
(University of Southern California) TOB VRDO	0.180%	6/7/11	4,135	4,135
California GO	5.000%	6/1/11 (Prere.)	7,375	7,375
California GO	5.000%	2/1/12 (Prere.)	20,000	20,616
California GO	5.250%	4/1/12 (Prere.)	9,835	10,239
California Health Facilities Financing Authority
Revenue (Adventist Health System/West) VRDO	0.100%	6/1/11 LOC	4,800	4,800
California Health Facilities Financing Authority
Revenue (Children’s Hospital of Orange County)
VRDO	0.150%	6/7/11 LOC	7,100	7,100
California Health Facilities Financing Authority
Revenue (Children’s Hospital of Orange County)
VRDO	0.150%	6/7/11 LOC	13,950	13,950
California Health Facilities Financing Authority
Revenue (Children’s Hospital of Orange County)
VRDO	0.150%	6/7/11 LOC	42,900	42,900
1 California Health Facilities Financing Authority
Revenue (Kaiser Foundation Hospitals) TOB PUT	0.220%	9/1/11 LOC	20,000	20,000
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford) VRDO	0.130%	6/7/11	18,450	18,450
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford) VRDO	0.140%	6/7/11	5,850	5,850
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford) VRDO	0.140%	6/7/11	10,250	10,250
California Health Facilities Financing Authority
Revenue (Memorial Health Services) VRDO	0.190%	6/7/11	61,275	61,275
California Health Facilities Financing Authority
Revenue (Scripps Health) VRDO	0.120%	6/7/11 LOC	13,490	13,490
California Health Facilities Financing Authority
Revenue (Stanford Hospital) PUT	3.450%	6/15/11	10,000	10,011

California Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.180%	6/7/11	6,700	6,700
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.180%	6/7/11	5,695	5,695
California Housing Finance Agency Home
Mortgage Revenue VRDO	0.160%	6/7/11 LOC	31,200	31,200
California Housing Finance Agency Home
Mortgage Revenue VRDO	0.160%	6/7/11 LOC	8,680	8,680
California Housing Finance Agency Home
Mortgage Revenue VRDO	0.160%	6/7/11 LOC	50,375	50,375
California Housing Finance Agency Home
Mortgage Revenue VRDO	0.170%	6/7/11 LOC	10,365	10,365
California Housing Finance Agency Home
Mortgage Revenue VRDO	0.170%	6/7/11 LOC	13,900	13,900
California Housing Finance Agency Home
Mortgage Revenue VRDO	0.180%	6/7/11 LOC	16,300	16,300
California Housing Finance Agency Multifamily
Housing Revenue VRDO	0.150%	6/7/11 LOC	9,100	9,100
California Infrastructure & Economic Development
Bank Revenue (Academy of Motion Picture Arts
& Sciences Obligated Group) VRDO	0.150%	6/7/11 LOC	35,000	35,000
California Infrastructure & Economic Development
Bank Revenue (Academy of Sciences) VRDO	0.100%	6/1/11 LOC	14,925	14,925
California Infrastructure & Economic Development
Bank Revenue (American National Red Cross)
VRDO	0.140%	6/7/11 LOC	14,575	14,575
1 California Infrastructure & Economic Development
Bank Revenue (Bay Area Toll Bridges
Seismic Retrofit) TOB VRDO	0.150%	6/1/11 (ETM)	21,855	21,855
California Infrastructure & Economic Development
Bank Revenue (Buck Institute for Age Research)
VRDO	0.150%	6/7/11 LOC	28,800	28,800
California Infrastructure & Economic Development
Bank Revenue (Los Angeles County Museum
of Natural History Foundation) VRDO	0.100%	6/1/11 LOC	15,000	15,000
California Infrastructure & Economic Development
Bank Revenue (Prinsco Inc. Project) VRDO	0.320%	6/7/11 LOC	7,150	7,150
California Infrastructure & Economic Development
Bank Revenue (SRI International) VRDO	0.170%	6/7/11 LOC	5,000	5,000
California Infrastructure & Economic Development
Bank Revenue (SRI International) VRDO	0.170%	6/7/11 LOC	4,385	4,385
California Municipal Finance Authority Revenue
(Notre Dame High School, San Jose) VRDO	0.260%	6/7/11 LOC	5,720	5,720
California Municipal Finance Authority Revenue
(Westmont College) VRDO	0.180%	6/7/11 LOC	13,500	13,500
1 California Public Works Board Lease Revenue
(Regents of The University of California)
TOB VRDO	0.180%	6/7/11	9,875	9,875
California State University Institute CP	0.250%	8/1/11 LOC	8,643	8,643
California State University Institute CP	0.250%	8/1/11 LOC	2,285	2,285
1 California State University Revenue Systemwide
TOB VRDO	0.330%	6/7/11 (4)	20,475	20,475
California Statewide Communities Development
Authority Gas Supply Revenue VRDO	0.170%	6/7/11	80,000	80,000

California Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
California Statewide Communities Development
Authority Multifamily Housing Revenue
(Canyon Springs Apartments Project) VRDO	0.210%	6/7/11 LOC	10,105	10,105
California Statewide Communities Development
Authority Multifamily Housing Revenue
(Knolls Apartments) VRDO	0.180%	6/7/11 LOC	12,715	12,715
California Statewide Communities Development
Authority Multifamily Housing Revenue
(Ridgeway Apartments) VRDO	0.130%	6/7/11 LOC	4,100	4,100
California Statewide Communities Development
Authority Multifamily Housing Revenue
(Village Green Apartments) VRDO	0.180%	6/7/11 LOC	5,800	5,800
California Statewide Communities Development
Authority Revenue (Concordia University
Irvine Project) VRDO	0.150%	6/1/11 LOC	15,850	15,850
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) PUT	0.480%	6/1/12	12,500	12,500
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) PUT	0.480%	6/1/12	12,500	12,500
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) VRDO	0.160%	6/7/11	4,800	4,800
California Statewide Communities Development
Authority Revenue (Rady Children’s Hospital -
San Diego) VRDO	0.090%	6/1/11 LOC	5,000	5,000
California Statewide Communities Development
Authority Revenue (Rady Children’s Hospital -
San Diego) VRDO	0.140%	6/7/11 LOC	25,000	25,000
1 California Statewide Communities Development
Authority Revenue (Sutter Health) TOB VRDO	0.190%	6/7/11	5,500	5,500
California Statewide Communities Development
Authority Revenue VRDO	0.130%	6/7/11 LOC	12,250	12,250
Castaic Lake CA Water Agency Revenue
COP VRDO	0.130%	6/7/11 LOC	19,975	19,975
1 Central Basin Municipal Water District California
COP TOB VRDO	0.190%	6/7/11 (4)	7,500	7,500
Cerritos CA Community College District GO BAN	2.000%	4/30/12	7,000	7,091
1 Cerritos CA Community College District
GO TOB VRDO	0.180%	6/7/11	7,845	7,845
1 Chabot-Las Positas Community College District
GO TOB VRDO	0.180%	6/7/11	5,000	5,000
1 Chino Basin CA Regional Financing Authority
Revenue (Inland Empire Utilities Agency)
TOB VRDO	0.170%	6/7/11	10,775	10,775
Chula Vista CA Multifamily Housing Revenue
(Teresina Apartments) VRDO	0.180%	6/7/11 LOC	18,970	18,970
City of San Jose CA Financing Authority Lease
Revenue CP	0.250%	6/27/11 LOC	29,137	29,137
1 Contra Costa CA Community College District
GO TOB VRDO	0.180%	6/7/11	5,110	5,110
1 Contra Costa CA Community College District
GO TOB VRDO	0.270%	6/7/11	5,200	5,200
1 Contra Costa CA Transportation Authority
Sales Tax Revenue TOB VRDO	0.180%	6/7/11	20,000	20,000

California Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Contra Costa County CA Multifamily Housing
Revenue (Park Regency) VRDO	0.180%	6/7/11 LOC	47,200	47,200
Contra Costa County CA Multifamily Housing
Revenue (Pleasant Hill BART Transit Village
Apartments Project) VRDO	0.190%	6/7/11 LOC	43,800	43,800
1 Desert CA Community College District
GO TOB VRDO	0.180%	6/7/11	12,375	12,375
East Bay CA Municipal Utility District Waste
Water System Revenue PUT	0.200%	2/1/12	7,800	7,800
East Bay CA Municipal Utility District Water
System Revenue (Extendable) CP	0.320%	8/4/11	13,500	13,500
East Bay CA Municipal Utility District Water
System Revenue PUT	0.210%	3/1/12	33,000	33,000
Eastern California Municipal Water District
Water & Sewer COP	5.000%	7/1/11 (Prere.)	21,370	21,453
1 Eastern California Municipal Water District
Water & Sewer COP TOB VRDO	0.180%	6/7/11	1,590	1,590
1 Eastern California Municipal Water District
Water & Sewer Revenue TOB VRDO	0.190%	6/7/11	3,940	3,940
Eastern California Municipal Water District
Water & Sewer Revenue VRDO	0.120%	6/7/11	27,000	27,000
Eastern California Municipal Water District
Water & Sewer Revenue VRDO	0.130%	6/7/11	34,000	34,000
Eastern California Municipal Water District
Water & Sewer Revenue VRDO	0.140%	6/7/11	20,400	20,400
Escondido CA Community Development
(Escondido Promenade Project) COP VRDO	0.200%	6/7/11 LOC	9,400	9,400
Escondido CA Community Development
Multifamily Revenue
(Heritage Park Apartments) VRDO	0.190%	6/7/11 LOC	4,250	4,250
Fremont CA COP VRDO	0.110%	6/7/11 LOC	9,645	9,645
Fremont CA COP VRDO	0.160%	6/7/11 LOC	5,000	5,000
Fresno County CA TRAN	2.000%	6/30/11	50,000	50,064
Garden Grove CA Housing Authority Multifamily
Housing Revenue (Valley View Senior
Villas Project) VRDO	0.200%	6/7/11 LOC	9,100	9,100
1 Grossmont CA Healthcare District Revenue
TOB VRDO	0.180%	6/7/11	10,200	10,200
1 Grossmont CA Union High School District
GO TOB VRDO	0.170%	6/7/11	25,945	25,945
Hayward CA Housing Authority Multifamily
Housing Revenue (Barrington Hills Apartments)
VRDO	0.150%	6/7/11 LOC	6,150	6,150
Hemet CA Unified School District COP VRDO	0.150%	6/7/11 LOC	10,000	10,000
Irvine CA Assessment District No. 05-21
Improvement Revenue (Northwest Irvine) VRDO	0.130%	6/1/11 LOC	1,800	1,800
Irvine CA Assessment District No. 97-17
Improvement Revenue VRDO	0.130%	6/1/11 LOC	4,300	4,300
Kern County CA TRAN	1.500%	6/30/11	42,200	42,234
Livermore CA COP VRDO	0.160%	6/7/11 LOC	14,500	14,500
Livermore CA Redevelopment Agency
Multi-Family Housing Revenue (Livermore
Independent Senior Apartments) VRDO	0.150%	6/7/11 LOC	6,640	6,640

California Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Livermore CA Redevelopment Agency Multi-Family
Housing Revenue (Richards Manor) VRDO	0.190%	6/7/11 LOC	4,770	4,770
1 Long Beach CA Harbor Revenue TOB VRDO	0.370%	6/7/11	15,905	15,905
Long Beach CA TRAN	2.000%	9/30/11	20,000	20,107
Long Beach CA Water Revenue CP	0.300%	8/2/11	11,000	11,000
1 Los Angeles CA Community College District
GO TOB VRDO	0.180%	6/7/11	16,130	16,130
1 Los Angeles CA Community College District
GO TOB VRDO	0.180%	6/7/11	5,200	5,200
Los Angeles CA Community Redevelopment
Agency Multifamily Housing Revenue
(Hollywood & Vine Apartments) VRDO	0.170%	6/7/11 LOC	25,000	25,000
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.160%	6/7/11	14,000	14,000
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.170%	6/7/11	5,530	5,530
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.180%	6/7/11	7,440	7,440
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.180%	6/7/11	5,000	5,000
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.260%	6/7/11	18,880	18,880
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.260%	6/7/11	7,975	7,975
1 Los Angeles CA Department of Water
& Power Revenue TOB VRDO	0.170%	6/7/11 LOC	10,290	10,290
1 Los Angeles CA Department of Water
& Power Revenue TOB VRDO	0.180%	6/7/11	7,495	7,495
Los Angeles CA Department of Water
& Power Revenue VRDO	0.110%	6/7/11	86,500	86,500
Los Angeles CA Department of Water
& Power Revenue VRDO	0.130%	6/7/11	7,675	7,675
Los Angeles CA Department of Water
& Power Revenue VRDO	0.130%	6/7/11	35,015	35,015
Los Angeles CA Department of Water
& Power Revenue VRDO	0.160%	6/7/11	32,400	32,400
Los Angeles CA Harbor Department Revenue CP	0.330%	8/10/11	10,000	10,000
1 Los Angeles CA Harbor TOB VRDO	0.180%	6/7/11	4,020	4,020
Los Angeles CA Multifamily Housing Revenue
(Beverly Park Apartments) VRDO	0.170%	6/7/11 LOC	15,500	15,500
Los Angeles CA Multifamily Housing Revenue
(Fountain Park Project) VRDO	0.180%	6/7/11 LOC	40,000	40,000
Los Angeles CA Multifamily Housing Revenue
(Queen Portfolio Apartments Project) VRDO	0.190%	6/7/11 LOC	6,895	6,895
Los Angeles CA Multifamily Housing Revenue
(San Regis Project) VRDO	0.180%	6/7/11 LOC	23,600	23,600
Los Angeles CA Municipal Improvement Corp.
Lease Revenue CP	0.300%	6/8/11 LOC	3,503	3,503
Los Angeles CA Municipal Improvement Corp.
Lease Revenue CP	0.290%	8/23/11 LOC	30,500	30,500
Los Angeles CA Municipal Improvement Corp.
Lease Revenue CP	0.270%	9/8/11 LOC	10,000	10,000
1 Los Angeles CA Unified School District
GO TOB VRDO	0.180%	6/7/11	6,660	6,660

California Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
1 Los Angeles CA Unified School District
GO TOB VRDO	0.180%	6/7/11	9,995	9,995
1 Los Angeles CA Unified School District
GO TOB VRDO	0.200%	6/7/11	9,000	9,000
1 Los Angeles CA Wastewater System Revenue
TOB VRDO	0.180%	6/7/11	25,000	25,000
1 Los Angeles CA Wastewater System Revenue
TOB VRDO	0.180%	6/7/11	7,500	7,500
Los Angeles CA Wastewater System Revenue
VRDO	0.180%	6/7/11 LOC	11,670	11,670
1 Los Angeles California Harbor
Department Revenue TOB VRDO	0.180%	6/7/11	5,395	5,395
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/11	4,000	4,015
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue CP	0.230%	8/9/11 LOC	10,406	10,406
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue
VRDO	0.120%	6/1/11	65,125	65,125
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue
VRDO	0.120%	6/1/11	40,590	40,590
1 Los Angeles County CA Sanitation District
TOB VRDO	0.170%	6/7/11 LOC	10,510	10,510
Los Angeles County CA TRAN	2.000%	6/30/11	25,000	25,023
1 Los Angeles County CA Unified School District
GO TOB VRDO	0.180%	6/7/11	5,000	5,000
Los Angeles County CA Unified School
District TRAN	2.000%	6/30/11	55,000	55,058
Manteca CA Redevelopment Agency
Tax Allocation Revenue VRDO	0.130%	6/1/11 LOC	21,835	21,835
2 Metropolitan Water District of Southern
California Revenue PUT	0.200%	6/1/12	21,500	21,500
2 Metropolitan Water District of Southern
California Revenue PUT	0.200%	6/1/12	15,000	15,000
1 Metropolitan Water District of Southern
California Revenue TOB VRDO	0.180%	6/7/11 (13)	7,525	7,525
1 Metropolitan Water District of Southern
California Revenue TOB VRDO	0.180%	6/7/11	5,000	5,000
1 Metropolitan Water District of Southern
California Revenue TOB VRDO	0.180%	6/7/11	6,435	6,435
Metropolitan Water District of Southern
California Revenue VRDO	0.100%	6/1/11	6,200	6,200
Metropolitan Water District of Southern
California Revenue VRDO	0.120%	6/7/11	37,000	37,000
Metropolitan Water District of Southern
California Revenue VRDO	0.130%	6/7/11	57,000	57,000
Metropolitan Water District of Southern
California Revenue VRDO	0.180%	6/7/11	26,900	26,900
Mission Viejo CA Community Development
Financing Authority Revenue (Mission Viejo
Mall Improvement) VRDO	0.150%	6/7/11 LOC	24,900	24,900
1 New Haven CA Unified School District
GO TOB VRDO	0.170%	6/7/11 LOC	12,225	12,225

California Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian) VRDO	0.110%	6/7/11	3,795	3,795
1 Nuveen California Investment Quality
Municipal Fund VRDP VRDO	0.380%	6/7/11 LOC	18,000	18,000
1 Nuveen California Municipal Market
Opportunity Fund VRDP VRDO	0.350%	6/7/11 LOC	20,000	20,000
1 Nuveen California Performance Plus
Municipal Fund VRDP VRDO	0.380%	6/7/11 LOC	15,000	15,000
1 Nuveen California Quality Income
Municipal Fund VRDP VRDO	0.380%	6/7/11 LOC	26,000	26,000
1 Nuveen Insured California Premium Income
Municipal Fund 2 VRDP VRDO	0.380%	6/7/11 LOC	27,000	27,000
1 Oakland CA Redevelopment Agency
Tax Allocation Revenue (Central District Project)
TOB VRDO	0.170%	6/7/11 LOC	13,710	13,710
Oakland-Alameda County CA Coliseum Authority
Lease Revenue (Oakland Coliseum Project)
VRDO	0.150%	6/7/11 LOC	67,500	67,500
Orange County CA Apartment Development
Revenue VRDO	0.160%	6/7/11 LOC	9,550	9,550
Orange County CA Apartment Development
Revenue VRDO	0.170%	6/7/11 LOC	34,200	34,200
1 Orange County CA Sanitation District
COP TOB VRDO	0.210%	6/7/11	10,925	10,925
Orange County CA TRAN	2.000%	6/30/11	21,000	21,027
Orange County CA Water District COP VRDO	0.120%	6/7/11	36,850	36,850
Otay CA Water District (Capital Project)
COP VRDO	0.200%	6/7/11 LOC	8,500	8,500
1 Palomar Pomerado Health System California
Revenue GO TOB VRDO	0.180%	6/7/11 (12)	20,485	20,485
1 Piedmont CA Unified School District
GO TOB VRDO	0.180%	6/7/11	6,445	6,445
Pittsburg CA Redevelopment Agency
Tax Allocation Revenue (Los Medanos
Community Development Project) VRDO	0.130%	6/1/11 LOC	49,655	49,655
Riverside County CA Industrial Development
Authority Empowerment Zone Facility Revenue
(Guy Evans Inc. Project) VRDO	0.170%	6/7/11 LOC	5,345	5,345
Riverside County CA Public Facility Project
COP VRDO	0.140%	6/7/11 LOC	10,700	10,700
Riverside County CA Transportation
Commission Sales Tax Revenue VRDO	0.150%	6/7/11	9,670	9,670
Sacramento CA Municipal Utility
District Revenue CP	0.230%	6/8/11 LOC	7,000	7,000
Sacramento CA Suburban Water District
COP VRDO	0.130%	6/7/11 LOC	21,005	21,005
Sacramento CA Transportation Authority
Sales Tax Revenue VRDO	0.140%	6/7/11	47,300	47,300
Sacramento County CA Multifamily Housing
(River Pointe Apartments) VRDO	0.200%	6/7/11 LOC	10,000	10,000
Sacramento County CA Sanitation Districts
Financing Authority Revenue VRDO	0.140%	6/7/11 LOC	5,000	5,000
1 San Bernardino CA Community College District
GO TOB VRDO	0.180%	6/7/11	7,500	7,500

California Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
1 San Bernardino CA Community College District
GO TOB VRDO	0.230%	6/7/11	41,435	41,435
San Bernardino County CA TRAN	2.000%	6/30/11	57,500	57,573
1 San Diego CA Community College District
GO TOB VRDO	0.180%	6/7/11	5,000	5,000
1 San Diego CA Community College District
GO TOB VRDO	0.180%	6/7/11	3,995	3,995
1 San Diego CA Community College District
GO TOB VRDO	0.180%	6/7/11	5,000	5,000
San Diego CA County & School District TRAN	2.000%	6/30/11	62,500	62,580
San Diego CA Housing Authority Multifamily
Housing Revenue (Bay Vista Apartments
Project) VRDO	0.170%	6/7/11 LOC	9,690	9,690
San Diego CA Housing Authority Multifamily
Housing Revenue (Canyon Rim Apartments)
VRDO	0.170%	6/7/11 LOC	32,440	32,440
1 San Diego CA Public Facilities Financing
Authority Water Revenue TOB VRDO	0.180%	6/7/11	7,495	7,495
1 San Diego CA Public Facilities Financing
Authority Water Revenue TOB VRDO	0.180%	6/7/11	10,310	10,310
1 San Diego CA Unified School District
GO TOB PUT	0.360%	11/17/11	24,535	24,535
San Diego County CA Regional Transportation
Authority Sales Tax Revenue VRDO	0.160%	6/7/11	4,900	4,900
1 San Diego County CA Water Authority
Revenue COP TOB VRDO	0.180%	6/7/11	6,840	6,840
1 San Diego County CA Water Authority
Revenue COP TOB VRDO	0.180%	6/7/11	9,500	9,500
1 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.180%	6/7/11	50,550	50,550
1 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.180%	6/7/11	10,100	10,100
1 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.180%	6/7/11	4,825	4,825
1 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.240%	6/7/11	6,500	6,500
1 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.240%	6/7/11	6,100	6,100
1 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.240%	6/7/11	9,800	9,800
1 San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue TOB VRDO	0.170%	6/7/11 LOC	10,000	10,000
1 San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue TOB VRDO	0.170%	6/7/11	7,500	7,500
1 San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue TOB VRDO	0.180%	6/7/11	13,595	13,595
San Francisco CA City & County Finance Corp.
Lease Revenue (Moscone Center Expansion)
VRDO	0.140%	6/7/11 LOC	8,550	8,550
San Francisco CA City & County International
Airport Revenue VRDO	0.160%	6/7/11 LOC	5,000	5,000
San Francisco CA City & County International
Airport Revenue VRDO	0.170%	6/7/11 LOC	16,000	16,000

California Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
San Francisco CA City & County Redevelopment
Agency Multifamily Housing Revenue
(Third & Mission Streets) VRDO	0.180%	6/7/11 LOC	65,200	65,200
San Francisco CA City & County Unified
School District TRAN	2.000%	6/30/11	25,000	25,031
1 San Jose CA Financing Authority Lease Revenue
TOB VRDO	0.180%	6/7/11 (13)	25,960	25,960
San Jose CA Multifamily Housing Revenue
(Cinnabar Commons) VRDO	0.170%	6/7/11 LOC	16,600	16,600
San Jose CA Multifamily Housing Revenue
(Raintree Apartments) VRDO	0.180%	6/7/11 LOC	10,000	10,000
San Jose CA Redevelopment Agency
Tax Allocation Revenue	6.000%	8/1/11 (ETM)	2,915	2,943
1 San Jose CA Unified School District
GO TOB VRDO	0.180%	6/7/11	7,310	7,310
1 San Jose CA Unified School District Santa Clara
County GO TOB VRDO	0.170%	6/7/11 LOC	5,000	5,000
1 San Marcos CA Public Facilities Authority
TOB VRDO	0.100%	6/1/11 LOC	8,225	8,225
San Mateo CA Redevelopment Authority
Tax Allocation Revenue	5.000%	8/1/11 (Prere.)	1,000	1,008
San Mateo CA Redevelopment Authority
Tax Allocation Revenue	5.200%	8/1/11 (Prere.)	2,045	2,061
San Mateo CA Redevelopment Authority
Tax Allocation Revenue	5.400%	8/1/11 (Prere.)	2,575	2,597
San Mateo CA Redevelopment Authority
Tax Allocation Revenue	5.400%	8/1/11 (Prere.)	1,000	1,008
San Mateo CA Redevelopment Authority
Tax Allocation Revenue	5.500%	8/1/11 (Prere.)	2,635	2,658
San Mateo CA Redevelopment Authority
Tax Allocation Revenue	5.600%	8/1/11 (Prere.)	4,185	4,222
1 San Mateo County CA Community College
District GO TOB VRDO	0.170%	6/7/11	11,660	11,660
1 San Mateo County CA Community College
District GO TOB VRDO	0.180%	6/7/11	4,315	4,315
Santa Clara County CA El Camino Hospital
District Facilities Authority Revenue
(Valley Medical Center Project) VRDO	0.140%	6/7/11 LOC	14,150	14,150
Santa Clara County CA El Camino Hospital
District Facilities Authority Revenue
(Valley Medical Center Project) VRDO	0.140%	6/7/11 LOC	14,900	14,900
1 Sequoia CA Unified School District
GO TOB VRDO	0.180%	6/7/11	5,860	5,860
1 Sonoma County CA Junior College District
GO TOB VRDO	0.170%	6/7/11	30,855	30,855
South Coast CA Local Education Agencies TRAN	2.000%	8/9/11	10,000	10,026
South Placer CA Wastewater Authority Revenue
VRDO	0.120%	6/7/11 LOC	8,000	8,000
South Placer CA Wastewater Authority Revenue
VRDO	0.120%	6/7/11 LOC	8,000	8,000
1 Sunnyvale California Wastewater Revenue
TOB VRDO	0.180%	6/7/11	13,320	13,320
1 Sweetwater CA Unified School District
GO TOB VRDO	0.190%	6/7/11 (13)	16,445	16,445

California Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	University of California Regents CP	0.230%	6/8/11	20,300	20,300
	University of California Regents CP	0.340%	9/14/11	24,000	24,000
	University of California Regents CP	0.310%	10/6/11	10,000	10,000
	University of California Regents
	Medical Center Revenue VRDO	0.110%	6/1/11	3,400	3,400
1	University of California Revenue TOB VRDO	0.150%	6/7/11	6,665	6,665
1	University of California Revenue TOB VRDO	0.180%	6/7/11	1,890	1,890
1	University of California Revenue TOB VRDO	0.180%	6/7/11	29,195	29,195
1	University of California Revenue TOB VRDO	0.180%	6/7/11	3,495	3,495
1	University of California Revenue TOB VRDO	0.180%	6/7/11	6,000	6,000
1	University of California Revenue TOB VRDO	0.180%	6/7/11	3,470	3,470
	Ventura County CA TRAN	2.000%	7/1/11	18,935	18,960
	Whittier CA Health Facility Revenue
	(Presbyterian Intercommunity Hospital) VRDO	0.130%	6/7/11 LOC	46,700	46,700
	Whittier CA Health Facility Revenue
	(Presbyterian Intercommunity Hospital) VRDO	0.140%	6/7/11 LOC	11,000	11,000
					4,383,260
Puerto Rico (0.1%)
	Puerto Rico Public Finance Corp. Revenue	5.500%	2/1/12 (Prere.)	3,500	3,617
Total Tax-Exempt Municipal Bonds (Cost $4,386,877)					4,386,877
Other Assets and Liabilities (0.3%)
Other Assets					73,838
Liabilities					(61,259)
					12,579
Net Assets (100%)
Applicable to 4,398,920,096 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)					4,399,456
Net Asset Value Per Share					$1.00

At May 31, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	4,399,442
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	14
Net Assets	4,399,456

See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2011, the aggregate value of these securities was $1,238,283,000, representing 28.1% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2011.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

California Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

California Tax-Exempt Money Market Fund

Statement of Operations

Six Months Ended
May 31, 2011
($000)
Investment Income
Income
Interest	6,480
Total Income	6,480
Expenses
The Vanguard Group—Note B
Investment Advisory Services	657
Management and Administrative	2,382
Marketing and Distribution	763
Custodian Fees	32
Shareholders’ Reports	13
Trustees’ Fees and Expenses	2
Total Expenses	3,849
Net Investment Income	2,631
Realized Net Gain (Loss) on Investment Securities Sold	16
Net Increase (Decrease) in Net Assets Resulting from Operations	2,647

See accompanying Notes, which are an integral part of the Financial Statements.

California Tax-Exempt Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,631	5,550
Realized Net Gain (Loss)	16	6
Net Increase (Decrease) in Net Assets Resulting from Operations	2,647	5,556
Distributions
Net Investment Income	(2,631)	(5,550)
Realized Capital Gain	—	—
Total Distributions	(2,631)	(5,550)
Capital Share Transactions (at $1.00)
Issued	1,679,174	2,982,771
Issued in Lieu of Cash Distributions	2,538	5,359
Redeemed	(1,892,060)	(3,733,806)
Net Increase (Decrease) from Capital Share Transactions	(210,348)	(745,676)
Total Increase (Decrease)	(210,332)	(745,670)
Net Assets
Beginning of Period	4,609,788	5,355,458
End of Period	4,399,456	4,609,788

See accompanying Notes, which are an integral part of the Financial Statements.

California Tax-Exempt Money Market Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.001	.001	.004	.022	.035	.032
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.001	.001	.004	.022	.035	.032
Distributions
Dividends from Net Investment Income	(.001)	(.001)	(.004)	(.022)	(.035)	(.032)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.001)	(.001)	(.004)	(.022)	(.035)	(.032)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.06%	0.11%	0.37%	2.21%	3.55%	3.24%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,399	$4,610	$5,355	$7,506	$8,623	$7,220
Ratio of Total Expenses to
Average Net Assets	0.17%	0.17%	0.17%[2]	0.11%[2]	0.10%	0.13%
Ratio of Net Investment Income to
Average Net Assets	0.12%	0.11%	0.39%	2.19%	3.49%	3.20%

The expense ratio and net income ratio for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Includes fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds of 0.04% for 2009 and 0.01% for 2008.

See accompanying Notes, which are an integral part of the Financial Statements.

California Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard California Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2007–2010), and for the period ended May 31, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2011, the fund had contributed capital of $694,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.28% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard. Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield so as to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At May 31, 2011, 100% of the fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. In preparing the financial statements as of May 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

California Intermediate-Term Tax-Exempt Fund

Fund Profile
As of May 31, 2011

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VCAIX	VCADX
Expense Ratio[1]	0.20%	0.12%
30-Day SEC Yield	3.07%	3.15%

Financial Attributes
		Barclays	Barclays
		7 Year	Municipal
		Municipal	Bond
	Fund	Index	Index
Number of Bonds	707	4,774	45,699
Yield to Maturity
(before expenses)	3.3%	2.6%	3.5%
Average Coupon	4.4%	4.9%	4.9%
Average Duration	5.5 years	5.0 years	8.4 years
Average Effective
Maturity	5.6 years	6.9 years	13.3 years
Short-Term
Reserves	4.7%	—	—

Volatility Measures
	Barclays	Barclays
	7 Year	Municipal
	Municipal	Bond
	Index	Index
R-Squared	0.79	0.96
Beta	0.97	0.95

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Maturity (% of portfolio)
Under 1 Year	12.2%
1 - 3 Years	15.4
3 - 5 Years	17.1
5 - 10 Years	42.9
10 - 20 Years	11.5
20 - 30 Years	0.9

Distribution by Credit Quality (% of portfolio)
AAA	8.1%
AA	50.1
A	33.2
BBB	7.7
BB	0.1
Not Rated	0.8

For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated March 29, 2011, and represent estimated costs for the current fiscal year. For the six months ended May 31, 2011, the annualized expense ratios were 0.20% for Investor Shares and 0.12% for Admiral Shares.

California Intermediate-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 30, 2000, Through May 31, 2011
				Barclays
				7 Year
				Municipal
			Investor Shares	Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2001	4.67%	2.77%	7.44%	8.13%
2002	4.35	1.53	5.88	7.02
2003	4.12	1.66	5.78	6.97
2004	3.93	-1.52	2.41	2.89
2005	3.90	-1.79	2.11	2.16
2006	4.12	1.28	5.40	5.09
2007	3.99	-1.53	2.46	4.19
2008	3.79	-6.50	-2.71	2.91
2009	4.19	6.37	10.56	10.43
2010	3.79	0.64	4.43	5.52
2011	1.94	0.18	2.12	2.38
Note: For 2011, performance data reflect the six months ended May 31, 2011.

Average Annual Total Returns: Periods Ended March 31, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	3/4/1994	2.08%	3.57%	4.04%	-0.21%	3.83%
Admiral Shares	11/12/2001	2.16	3.65	4.07[1]	-0.50[1]	3.57[1]
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

California Intermediate-Term Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.8%)
California (97.9%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (899 Charleston Project)
VRDO	0.180%	6/1/11 LOC	15,395	15,395
Alameda CA Corridor Transportation Authority
Revenue	5.125%	10/1/14 (14)	10,150	10,230
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/20 (2)	12,250	7,047
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/29 (2)	30,000	8,305
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	8,000	2,046
Alameda County CA (Medical Center Project) COP	5.250%	6/1/12 (ETM)	1,595	1,662
Alameda County CA (Medical Center Project) COP	5.250%	6/1/13 (ETM)	1,785	1,865
Alameda County CA (Medical Center Project) COP	5.375%	6/1/14 (ETM)	1,880	1,981
Alameda County CA (Medical Center Project) COP	5.375%	6/1/15 (ETM)	3,960	4,172
Alameda County CA COP	5.375%	12/1/12 (14)	11,000	11,327
Alameda County CA COP	5.375%	12/1/13 (14)	13,930	14,312
Alameda County CA COP	5.375%	12/1/14 (14)	4,790	4,903
Alameda County CA COP	5.375%	12/1/15 (14)	1,500	1,535
Alvord CA Unified School District GO	5.900%	2/1/24 (4)	3,865	4,349
Anaheim CA Public Financing Authority Revenue
(Electric System)	5.000%	10/1/21 (14)	4,425	4,832
Anaheim CA Public Financing Authority Revenue
(Electric System)	5.000%	10/1/22 (14)	4,660	5,041
Anaheim CA Public Financing Authority Revenue
(Electric System)	5.000%	10/1/24 (14)	5,175	5,479
Anaheim CA Public Financing Authority Revenue
(Electric System)	5.000%	10/1/25 (14)	5,450	5,714
Anaheim CA Public Financing Authority Revenue
(Electric System)	5.250%	10/1/30	5,585	5,838
Anaheim CA Union High School District GO	5.375%	8/1/12 (Prere.)	1,250	1,324
Antioch CA Public Financing Authority
Reassessment Revenue	5.000%	9/2/13 (2)	6,530	6,538
Bakersfield CA Wastewater Revenue	5.000%	9/15/24 (4)	7,600	8,031
Bay Area CA Infrastructure Financing Authority
Revenue	5.000%	8/1/17 (10)	5,000	5,153

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Bay Area CA Infrastructure Financing Authority
Revenue	5.000%	8/1/17 (2)	32,610	32,735
Bay Area CA Infrastructure Financing Authority
Revenue	5.000%	8/1/17 (14)	50,000	51,191
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/18	5,665	6,490
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/23	11,625	12,700
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/25	3,000	3,224
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/26	10,000	10,648
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.250%	4/1/29	11,280	12,001
Burbank CA Public Financing Authority Revenue
(Golden State Redevelopment Project)	5.250%	12/1/12 (2)	3,540	3,651
Burbank CA Public Financing Authority Revenue
(Golden State Redevelopment Project)	5.250%	12/1/13 (2)	4,615	4,792
Cabrillo CA Community College District Revenue	0.000%	8/1/12 (14)	2,525	2,479
Cabrillo CA Community College District Revenue	0.000%	8/1/13 (14)	2,590	2,472
Cabrillo CA Community College District Revenue	0.000%	8/1/14 (14)	2,655	2,460
California County CA Tobacco Securitization
Agency	0.000%	6/1/21	13,765	12,346
California Department of Water Resources
Power Supply Revenue	5.500%	5/1/12 (Prere.)	12,225	12,933
California Department of Water Resources
Power Supply Revenue	6.000%	5/1/12 (Prere.)	13,970	14,843
California Department of Water Resources
Power Supply Revenue	6.000%	5/1/12 (Prere.)	12,500	13,281
California Department of Water Resources
Power Supply Revenue	5.500%	5/1/13	6,110	6,440
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/15	15,000	17,199
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	5,000	5,840
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	17,000	19,857
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/17	25,000	29,411
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/17	14,600	17,176
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	17,950	21,134
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	5,475	6,446
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/19	19,590	23,078
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/19	1,215	1,431
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	20,290	23,908
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	3,660	4,313

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	50,000	56,193
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	5,000	5,776
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	20,000	22,477
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	4,915	5,631
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	14,675	16,383
California Department of Water Resources
Power Supply Revenue VRDO	0.150%	6/7/11 LOC	3,000	3,000
California Department of Water Resources
Power Supply Revenue VRDO	0.160%	6/7/11	1,000	1,000
California Department of Water Resources
Water System Revenue (Central Valley Project)	5.000%	12/1/12 (ETM)	90	96
California Department of Water Resources
Water System Revenue (Central Valley Project)	5.000%	12/1/12 (14)	3,550	3,796
California Department of Water Resources
Water System Revenue (Central Valley Project)	5.000%	12/1/24	5,000	5,505
California Department of Water Resources
Water System Revenue (Central Valley Project)	5.000%	12/1/26	8,565	9,279
California Department of Water Resources
Water System Revenue (Central Valley Project)	5.000%	12/1/26 (14)	3,535	3,778
California Department of Water Resources
Water System Revenue (Central Valley Project)	5.000%	12/1/27	8,800	9,601
California Department of Water Resources
Water System Revenue (Central Valley Project)	5.250%	12/1/27	3,900	4,387
California Department of Water Resources
Water System Revenue (Central Valley Project)	5.250%	12/1/28	4,505	5,029
California Department of Water Resources
Water System Revenue (Central Valley Project)	5.250%	12/1/29	4,640	5,137
California Department of Water Resources
Water System Revenue (Central Valley Project)	5.250%	12/1/30	1,850	2,034
California Economic Recovery Bonds GO	5.250%	7/1/13	44,420	48,331
California Economic Recovery Bonds GO	5.250%	7/1/14 (14)	5,155	5,788
California Economic Recovery Bonds GO	5.250%	7/1/14 (ETM)	3,385	3,857
California Economic Recovery Bonds GO	5.250%	7/1/14	11,615	13,042
California Economic Recovery Bonds GO	5.000%	7/1/17 (14)	28,000	28,084
California Economic Recovery Bonds GO	5.000%	7/1/18	27,090	31,566
California Economic Recovery Bonds GO	5.000%	7/1/19	28,530	33,300
California Economic Recovery Bonds GO	5.000%	7/1/20	48,810	55,996
California Economic Recovery Bonds GO	5.250%	7/1/21	45,385	52,174
California Economic Recovery Bonds GO	5.000%	7/1/22	16,280	17,494
California Educational Facilities Authority
Revenue (College of Arts & Crafts)	6.875%	6/1/14	360	388
California Educational Facilities Authority
Revenue (College of Arts & Crafts)	6.875%	6/1/15	380	414
California Educational Facilities Authority
Revenue (College of Arts & Crafts)	6.875%	6/1/16	400	441
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	3/15/26	20,000	23,490
California Educational Facilities Authority
Revenue (University of San Francisco) VRDO	0.150%	6/7/11 LOC	6,000	6,000

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
California Educational Facilities Authority
Revenue (University of San Francisco) VRDO	0.150%	6/7/11 LOC	2,800	2,800
California GO	5.000%	2/1/12 (Prere.)	9,400	9,700
California GO	5.000%	4/1/12	2,000	2,069
California GO	5.000%	3/1/13	20,640	22,044
California GO	5.000%	3/1/14	5,000	5,485
California GO	5.000%	10/1/14	2,000	2,227
California GO	5.000%	11/1/14	1,390	1,551
California GO	5.000%	3/1/15	1,000	1,120
California GO	5.375%	4/1/15	125	130
California GO	5.000%	12/1/15	1,470	1,607
California GO	5.000%	4/1/17	11,000	12,660
California GO	5.250%	2/1/18 (14)	8,000	9,321
California GO	6.000%	2/1/18 (2)	6,240	7,547
California GO	5.000%	3/1/18	1,850	2,128
California GO	5.500%	4/1/18	20,000	23,634
California GO	5.000%	8/1/18	1,895	2,126
California GO	5.000%	10/1/18	20,000	23,031
California GO	5.500%	4/1/19	11,245	13,214
California GO	5.000%	5/1/19	10,000	10,736
California GO	5.000%	8/1/19	30,000	32,282
California GO	5.000%	10/1/19 (14)	14,800	16,193
California GO	5.250%	2/1/20	7,500	8,625
California GO	5.000%	3/1/20	55,285	58,582
California GO	5.000%	8/1/20	14,890	16,180
California GO	5.000%	3/1/21	2,250	2,501
California GO	5.500%	4/1/21	2,000	2,270
California GO	5.000%	6/1/22	12,000	12,605
California GO	5.000%	9/1/23	12,120	12,733
California GO	5.000%	10/1/23	12,500	13,140
California GO	5.000%	12/1/23	7,500	7,873
California GO	5.000%	3/1/24	3,000	3,160
California GO	5.000%	8/1/24	10,000	10,362
California GO	5.000%	8/1/24 (4)	31,275	32,296
California GO	5.000%	10/1/24	13,440	14,066
California GO	5.000%	11/1/24	6,000	6,241
California GO	5.000%	11/1/24	5,000	5,278
California GO	5.000%	12/1/24	2,000	2,081
California GO	5.125%	3/1/25	2,000	2,079
California GO	5.000%	8/1/25	10,000	10,277
California GO	5.000%	11/1/25	1,500	1,564
California GO	5.000%	12/1/25	21,015	21,673
California GO	5.000%	3/1/26	5,000	5,097
California GO	5.000%	3/1/26	8,500	8,779
California GO	5.000%	4/1/26	37,480	38,481
California GO	5.000%	11/1/26	7,500	7,762
California GO	5.000%	4/1/27	24,285	24,862
California GO	5.750%	4/1/27	31,455	33,874
California GO	4.500%	8/1/27	6,000	5,760
California GO	5.000%	3/1/28	10,855	10,955
California GO	5.750%	4/1/28	30,000	32,103
California GO	5.000%	6/1/28	10,005	10,117
California GO	5.250%	3/1/30	20,000	20,549
California GO	4.500%	8/1/30	13,770	12,607

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
California GO	5.000%	3/1/31	5,535	5,544
California GO	5.750%	4/1/31	30,000	32,144
California GO	6.000%	3/1/33	12,000	13,054
California GO	6.500%	4/1/33	20,000	22,321
1 California GO TOB VRDO	0.500%	6/1/11 LOC	8,590	8,590
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/16	2,170	2,249
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/19	1,025	1,043
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/33	2,000	1,838
California Health Facilities Financing Authority
Revenue (California-Nevada Methodist Homes)	5.000%	7/1/26	1,740	1,709
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.500%	7/1/11 (14)	2,675	2,685
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.500%	7/1/12 (14)	2,465	2,474
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	7/1/19	1,000	1,079
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.500%	7/1/25	5,000	5,134
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.625%	7/1/25	19,820	20,655
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	6.000%	7/1/29	3,000	3,124
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) PUT	5.000%	7/2/12	8,000	8,325
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) PUT	5.000%	7/1/14	9,000	9,781
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) PUT	5.000%	7/1/14	39,000	43,210
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/14	4,000	4,427
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/16	2,000	2,197
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/17	4,585	4,951
California Health Facilities Financing Authority
Revenue (Children’s Hospital of Orange County)	6.250%	11/1/29	5,000	5,215
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford)	5.000%	8/15/14 (2)	2,280	2,455
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford)	5.000%	8/15/15 (2)	2,245	2,398
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford)	5.000%	8/15/16 (2)	2,515	2,672
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford)	5.000%	8/15/17 (2)	2,630	2,779
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	6.250%	10/1/24	3,000	3,444

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	6.250%	10/1/28	4,000	4,449
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	10/1/17	2,515	2,820
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	10/1/18	3,000	3,337
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.500%	7/1/29	10,000	10,149
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/16/14	15,000	16,447
1 California Health Facilities Financing Authority
Revenue (St. Joseph Health System) TOB VRDO	0.180%	6/7/11	15,000	15,000
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	11/15/14	2,715	2,927
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	11/15/15	3,000	3,207
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	11/15/16	6,275	6,672
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.875%	8/15/31	5,000	5,177
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.180%	6/7/11	18,860	18,860
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.180%	6/7/11	13,325	13,325
California Infrastructure & Economic Development
Bank Revenue (Academy of Sciences) VRDO	0.100%	6/1/11 LOC	8,200	8,200
California Infrastructure & Economic Development
Bank Revenue (Academy of Sciences) VRDO	0.100%	6/1/11 LOC	10,000	10,000
California Infrastructure & Economic Development
Bank Revenue (Clean Water State
Revolving Fund)	5.000%	10/1/14	2,500	2,639
California Infrastructure & Economic Development
Bank Revenue (J. David Gladstone Institutes
Project)	5.000%	10/1/11	1,275	1,291
California Infrastructure & Economic Development
Bank Revenue (J. David Gladstone Institutes
Project)	5.000%	10/1/12	2,950	3,013
California Infrastructure & Economic Development
Bank Revenue (J. David Gladstone Institutes
Project)	5.000%	10/1/13	2,350	2,398
California Infrastructure & Economic Development
Bank Revenue (J. David Gladstone Institutes
Project)	5.500%	10/1/14	2,250	2,297
California Infrastructure & Economic Development
Bank Revenue (J. David Gladstone Institutes
Project)	5.500%	10/1/15	2,430	2,478
California Infrastructure & Economic Development
Bank Revenue (J. David Gladstone Institutes
Project)	5.500%	10/1/16	3,620	3,690
California Infrastructure & Economic Development
Bank Revenue (J. David Gladstone Institutes
Project)	5.500%	10/1/17	3,820	3,890
2 California Infrastructure & Economic Development
Bank Revenue (J. Paul Getty Trust) PUT	3.900%	12/1/11	9,000	9,151

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
California Infrastructure & Economic Development
Bank Revenue (J. Paul Getty Trust) PUT	4.000%	12/1/11	15,745	16,028
California Infrastructure & Economic Development
Bank Revenue (Kaiser Hospital Assistance I-LLC)	5.550%	8/1/31	3,500	3,501
California Infrastructure & Economic Development
Bank Revenue (Science Center Phase II Project)	5.000%	5/1/18 (14)	1,785	1,813
California Infrastructure & Economic Development
Bank Revenue (Science Center Phase II Project)	5.000%	5/1/19 (14)	1,040	1,045
California Infrastructure & Economic Development
Bank Revenue (Science Center Phase II Project)	5.000%	5/1/21 (14)	1,145	1,105
California Infrastructure & Economic Development
Bank Revenue (State Revolving Fund)	5.000%	10/1/29	7,000	7,139
California Infrastructure & Economic Development
Bank Revenue (Workers’ Compensation Relief)	5.250%	10/1/13 (2)	18,000	19,705
California Infrastructure & Economic Development
Bank Revenue (Workers’ Compensation Relief)	5.250%	10/1/14 (2)	25,815	27,967
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.375%	2/1/29	16,600	14,846
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/16	1,000	1,052
California Municipal Finance Authority Revenue
(University of La Verne)	4.750%	6/1/18	2,325	2,342
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/19	2,375	2,392
California Pollution Control Financing Authority
Environmental Improvement Revenue
(BP West Coast Products LLC Project) PUT	2.600%	9/2/14	13,550	13,551
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	2.700%	6/1/11 LOC	2,200	2,200
California Pollution Control Financing Authority
Revenue (San Diego Gas & Electric Co.)	5.900%	6/1/14 (14)	17,135	19,097
California Public Works Board Lease Revenue
(Butterfield State Office Complex)	5.000%	6/1/20	3,895	4,011
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/11	3,500	3,500
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/12	5,000	5,170
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	12/1/12 (14)	10,625	11,155
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	1/1/18 (2)	27,790	29,528
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	1/1/21	3,975	4,078
California Public Works Board Lease Revenue
(Department of Corrections)	5.500%	6/1/21	10,000	10,322
California Public Works Board Lease Revenue
(Department of Corrections)	5.500%	6/1/22	10,000	10,270
California Public Works Board Lease Revenue
(Department of General Services)	6.000%	4/1/27	5,000	5,271
California Public Works Board Lease Revenue
(Department of Mental Health)	5.500%	6/1/15	1,500	1,617
California Public Works Board Lease Revenue
(Department of Mental Health)	5.500%	6/1/17	8,000	8,448

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
California Public Works Board Lease Revenue
(Department of Mental Health)	5.500%	6/1/18	5,000	5,225
California Public Works Board Lease Revenue
(Regents of The University of California)	5.500%	6/1/14	9,750	10,324
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	6/1/18 (14)	10,310	11,621
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	6/1/20 (14)	7,670	8,574
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	4/1/25	5,765	5,984
California Public Works Board Lease Revenue
(Regents of The University of California)	5.250%	11/1/26 (14)	9,010	9,398
California Public Works Board Lease Revenue
(Trustees of The California State University)	5.300%	10/1/15 (2)	6,655	6,669
California Public Works Board Lease Revenue
(Trustees of The California State University)	5.375%	10/1/16 (14)	4,750	4,759
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/13	2,000	2,149
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/14	4,745	5,166
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/16	6,395	7,039
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/18	4,000	4,343
California Public Works Board Lease Revenue
(Various Capital Projects)	5.250%	11/1/20	5,000	5,360
California State University Revenue Systemwide	5.375%	11/1/14 (14)	5,390	5,818
California State University Revenue Systemwide	5.000%	11/1/22 (2)	18,440	19,065
California State University Revenue Systemwide	5.000%	11/1/24	8,690	8,978
California State University Revenue Systemwide	5.000%	11/1/25	11,820	12,139
California State University Revenue Systemwide	5.000%	11/1/26	12,530	12,779
California State University Revenue Systemwide	5.000%	11/1/27	5,000	5,070
1 California State University Revenue Systemwide
TOB VRDO	0.180%	6/7/11 (12)	5,000	5,000
California Statewide Communities Development
Authority (Institute for Defense Analyses) VRDO	0.180%	6/7/11 (2)LOC	3,460	3,460
California Statewide Communities Development
Authority Health Facility Revenue
(Adventist Health System/West)	5.000%	3/1/25	14,975	14,801
California Statewide Communities Development
Authority Health Facility Revenue
(Memorial Health Services)	6.000%	10/1/13	6,920	7,493
California Statewide Communities Development
Authority Health Facility Revenue
(Memorial Health Services)	6.000%	10/1/14	5,335	5,746
California Statewide Communities Development
Authority Health Facility Revenue
(Memorial Health Services)	6.000%	10/1/15	7,780	8,316
California Statewide Communities Development
Authority Health Facility Revenue
(Memorial Health Services)	6.000%	10/1/23	10,000	10,326
California Statewide Communities Development
Authority Multifamily Housing Revenue
(Ridgeway Apartments) VRDO	0.130%	6/7/11 LOC	3,100	3,100

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
California Statewide Communities Development
Authority Pollution Control Revenue
(Southern California Edison Co.) PUT	4.250%	11/1/16 (3)	15,000	16,129
California Statewide Communities Development
Authority Pollution Control Revenue
(Southern California Edison Co.) PUT	4.250%	11/1/16 (3)	25,000	26,882
California Statewide Communities Development
Authority Revenue (Children’s Hospital of
Los Angeles) COP	6.000%	6/1/11 (14)	2,365	2,365
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.250%	11/1/30	10,000	9,903
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System - St. Francis Medical Center)	5.250%	7/1/11	1,740	1,743
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System - St. Francis Medical Center)	5.250%	7/1/12	1,500	1,528
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System - St. Francis Medical Center)	5.250%	7/1/13	1,250	1,284
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System - St. Francis Medical Center)	5.000%	7/1/22	5,155	4,683
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System - St. Francis Medical Center)	5.250%	7/1/25	2,100	1,860
California Statewide Communities Development
Authority Revenue (Huntington
Memorial Hospital)	5.000%	7/1/18	6,190	6,498
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/13	14,000	14,955
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) VRDO	0.170%	6/7/11	9,640	9,640
California Statewide Communities Development
Authority Revenue (Lodi Memorial Hospital)	5.000%	12/1/22	8,000	8,100
California Statewide Communities Development
Authority Revenue (Los Angeles Orthopaedic
Hospital Foundation & Orthopaedic Hospital)	5.125%	6/1/13 (2)	1,530	1,533
California Statewide Communities Development
Authority Revenue (Los Angeles Orthopaedic
Hospital Foundation & Orthopaedic Hospital)	5.250%	6/1/14 (2)	1,610	1,613
California Statewide Communities Development
Authority Revenue (Proposition 1A
Receivables Program)	5.000%	6/15/13	28,000	29,980
California Statewide Communities Development
Authority Revenue (Sherman Oaks Project)	5.500%	8/1/15 (2)	4,685	5,105
California Statewide Communities Development
Authority Revenue (St. Joseph Health System)	4.500%	7/1/18 (4)	13,395	14,059
California Statewide Communities Development
Authority Senior Living Revenue
(Southern California Presbyterian Homes)	7.000%	11/15/29	2,000	2,120

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
California Statewide Communities Development
Authority Student Housing Revenue
(CHF-Irvine LLC - UCI East Campus
Apartments Phase II)	5.500%	5/15/26	5,000	4,900
Central CA Unified School District GO	5.500%	8/1/29 (12)	3,000	3,118
Central Valley CA Financing Authority
Cogeneration Project Revenue
(Carson Ice-Gen Project)	5.000%	7/1/17	1,000	1,119
Central Valley CA Financing Authority
Cogeneration Project Revenue
(Carson Ice-Gen Project)	5.000%	7/1/19	765	847
Central Valley CA Financing Authority
Cogeneration Project Revenue
(Carson Ice-Gen Project)	5.250%	7/1/20	1,025	1,150
1 Chabot-Las Positas Community College
District GO TOB VRDO	0.180%	6/7/11	4,500	4,500
Clovis CA Unified School District GO	0.000%	8/1/12 (14)	4,715	4,635
Clovis CA Unified School District GO	0.000%	8/1/18 (14)	3,645	2,702
Compton CA Unified School District GO	5.250%	9/1/13 (Prere.)	1,295	1,433
Compton CA Unified School District GO	5.250%	9/1/13 (Prere.)	1,460	1,616
Compton CA Unified School District GO	5.250%	9/1/13 (Prere.)	1,645	1,820
Contra Costa County CA Public Financing
Authority Lease Revenue	5.000%	6/1/22 (14)	15,300	15,831
Corona-Norco CA Unified School District GO	0.000%	8/1/20 (12)	1,825	1,182
Corona-Norco CA Unified School District GO	0.000%	8/1/21 (12)	2,010	1,212
Corona-Norco CA Unified School District GO	0.000%	8/1/22 (12)	1,700	933
Corona-Norco CA Unified School District GO	0.000%	8/1/23 (12)	1,000	507
Corona-Norco CA Unified School District GO	0.000%	8/1/25 (12)	1,325	572
Corona-Norco CA Unified School District GO	0.000%	8/1/26 (12)	1,530	612
Corona-Norco CA Unified School District GO	0.000%	8/1/27 (12)	1,500	554
Corona-Norco CA Unified School District GO	0.000%	8/1/28 (12)	1,290	440
Culver City CA Redevelopment Agency
Tax Allocation Revenue	5.375%	11/1/16 (4)	3,260	3,303
3 East Bay CA Municipal Utility District
Water System Revenue	5.000%	6/1/30	2,005	2,151
East Bay CA Regional Park District Revenue	5.000%	9/1/28	4,415	4,810
Eastern California Municipal Water District Water
& Sewer COP	5.000%	7/1/26	5,245	5,464
Eastern California Municipal Water District Water
& Sewer COP	5.000%	7/1/27	6,220	6,441
Eastern California Municipal Water District Water
& Sewer COP	5.000%	7/1/28	1,000	1,029
Fontana CA Public Financing Authority
Subordinate Lien Tax Allocation Revenue	5.000%	10/1/21 (2)	3,335	3,169
Fontana CA Public Financing Authority
Subordinate Lien Tax Allocation Revenue	5.000%	10/1/23 (2)	2,875	2,641
Fontana CA Public Financing Authority
Subordinate Lien Tax Allocation Revenue	5.000%	10/1/24 (2)	3,475	3,138
Fontana CA Public Financing Authority
Subordinate Lien Tax Allocation Revenue	5.000%	10/1/26 (2)	4,480	3,932
Fontana CA Unified School District GO	5.250%	8/1/26 (4)	4,350	4,559
Foothill-De Anza CA Community College
District GO	6.000%	8/1/11	1,330	1,343

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Foothill/Eastern Corridor Agency California
Toll Road Revenue	5.250%	1/15/13 (14)	5,000	4,978
Foothill/Eastern Corridor Agency California
Toll Road Revenue	5.375%	1/15/15 (14)	5,000	4,939
Foothill/Eastern Corridor Agency California
Toll Road Revenue	0.000%	1/1/27 (ETM)	10,000	5,208
Foothill/Eastern Corridor Agency California
Toll Road Revenue	0.000%	1/1/28 (ETM)	7,655	3,744
Fresno CA Sewer Revenue	5.000%	9/1/24 (12)	830	886
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/13 (Prere.)	1,930	2,096
Golden State Tobacco Securitization Corp.
California	5.500%	6/1/13 (Prere.)	5,000	5,480
Golden State Tobacco Securitization Corp.
California	5.500%	6/1/13 (Prere.)	7,530	8,253
Golden State Tobacco Securitization Corp.
California	6.250%	6/1/13 (Prere.)	66,395	71,933
2 Golden State Tobacco Securitization Corp.
California	7.800%	6/1/13 (Prere.)	25,170	28,685
Golden State Tobacco Securitization Corp.
California	4.500%	6/1/27	76,935	59,090
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/33	15,000	10,089
Golden State Tobacco Securitization Corp.
California	0.000%	6/1/37	30,000	17,606
Grossmont CA Union High School District GO	0.000%	8/1/28	3,210	1,071
Grossmont CA Union High School District GO	0.000%	8/1/29	6,965	2,152
Grossmont-Cuyamaca CA Community
College District GO	0.000%	8/1/25 (12)	14,010	6,137
Grossmont-Cuyamaca CA Community
College District GO	0.000%	8/1/28 (12)	21,875	7,441
Huntington Beach CA Union High
School District GO	5.000%	8/1/27 (4)	3,530	3,589
Inland Empire Tobacco Securitization
Authority California Revenue	4.625%	6/1/21	8,495	6,542
Intermodal Container Transfer Facility Joint
Power Authority California Revenue
(Union Pacific Railroad Co.)	5.000%	11/1/11 (2)	1,665	1,696
Intermodal Container Transfer Facility Joint
Power Authority California Revenue
(Union Pacific Railroad Co.)	5.125%	11/1/12 (2)	2,540	2,694
Intermodal Container Transfer Facility Joint
Power Authority California Revenue
(Union Pacific Railroad Co.)	5.125%	11/1/13 (2)	1,870	2,043
Irvine CA Public Facilities & Infrastructure
Authority Assessment Revenue	4.600%	9/2/15 (2)	2,855	2,894
Irvine CA Public Facilities & Infrastructure
Authority Assessment Revenue	4.700%	9/2/16 (2)	2,965	3,004
Irvine CA Ranch Water District Revenue VRDO	0.110%	6/1/11 LOC	12,000	12,000
Irvine CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/25 (2)	8,645	8,083
Kings River Conservation District California COP	5.000%	5/1/12	2,715	2,801
Kings River Conservation District California COP	5.000%	5/1/13	2,315	2,450
Kings River Conservation District California COP	5.000%	5/1/14	3,500	3,766

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Kings River Conservation District California COP	5.000%	5/1/15 (ETM)	2,590	2,989
Kings River Conservation District California COP	5.000%	5/1/15	1,755	1,909
Loma Linda CA Hospital Revenue
(Loma Linda University)	5.000%	12/1/18	8,665	8,371
Long Beach CA Community College District GO	0.000%	6/1/29 (4)	6,380	1,991
Long Beach CA Finance Authority Lease Revenue	6.000%	11/1/17 (2)	3,670	3,918
Long Beach CA Finance Authority Lease Revenue
(Aquarium of the South Pacific)	5.500%	11/1/14 (2)	3,435	3,471
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/20	3,000	3,045
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	1.585%	11/15/25	16,845	12,950
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	1.605%	11/15/26	10,025	7,629
Los Angeles CA Community College District GO	5.000%	8/1/21 (4)	10,000	10,657
Los Angeles CA Community College District GO	5.000%	8/1/24	6,500	6,919
Los Angeles CA Community College District GO	5.000%	8/1/25	5,000	5,259
Los Angeles CA Community College District GO	5.500%	8/1/25	5,000	5,461
Los Angeles CA Community College District GO	5.000%	8/1/26	6,630	6,922
Los Angeles CA Community College District GO	5.000%	8/1/27	4,250	4,408
Los Angeles CA Community College District GO	5.000%	8/1/27	6,960	7,248
Los Angeles CA Convention & Exhibit Center
Authority Lease Revenue	6.125%	8/15/11 (14)	1,300	1,313
Los Angeles CA COP	5.000%	4/1/14 (2)	1,435	1,470
Los Angeles CA COP	5.000%	4/1/15 (2)	1,560	1,592
Los Angeles CA COP	5.000%	4/1/16 (2)	1,725	1,757
Los Angeles CA COP	5.000%	4/1/18 (2)	1,950	1,978
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/13 (14)	10,500	11,315
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/24	4,000	4,163
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/25	3,000	3,157
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/26	4,000	4,258
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/28	10,000	10,684
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/29	4,385	4,404
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/29	10,000	10,623
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	1,835	1,830
Los Angeles CA Department of Water
& Power Revenue	5.000%	7/1/23 (4)	20,605	21,969
Los Angeles CA Department of Water
& Power Revenue	5.000%	7/1/23	1,335	1,461
Los Angeles CA Department of Water
& Power Revenue	5.000%	7/1/24	2,770	3,031
Los Angeles CA Department of Water
& Power Revenue	5.000%	7/1/26	2,350	2,499
Los Angeles CA Department of Water
& Power Revenue	5.000%	7/1/26	2,000	2,143

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Los Angeles CA Department of Water
& Power Revenue	5.000%	7/1/27	5,000	5,277
Los Angeles CA Department of Water
& Power Revenue	5.000%	7/1/27	1,655	1,752
Los Angeles CA Department of Water
& Power Revenue	5.000%	7/1/28	2,000	2,104
Los Angeles CA Department of Water
& Power Revenue	5.000%	7/1/29	1,670	1,746
Los Angeles CA Department of Water
& Power Revenue VRDO	0.120%	6/7/11	15,925	15,925
Los Angeles CA GO	5.250%	9/1/12 (3)	2,000	2,120
Los Angeles CA GO	5.000%	9/1/19 (14)	4,055	4,400
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	9/1/12 (14)	7,480	7,837
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	8/1/25 (14)	7,725	7,751
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	8/1/28 (14)	8,980	8,898
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Police Headquarters Facility)	5.000%	1/1/21 (14)	10,830	11,246
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Police Headquarters Facility)	5.000%	1/1/22 (14)	6,500	6,691
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Police Headquarters Facility)	5.000%	1/1/23 (14)	14,700	15,022
Los Angeles CA Unified School District GO	5.500%	7/1/12 (14)	5,240	5,522
Los Angeles CA Unified School District GO	6.000%	7/1/12 (3)	1,470	1,556
Los Angeles CA Unified School District GO	5.000%	7/1/13 (4)	4,650	5,043
Los Angeles CA Unified School District GO	5.000%	7/1/13	5,000	5,419
Los Angeles CA Unified School District GO	5.000%	7/1/13 (Prere.)	3,900	4,268
Los Angeles CA Unified School District GO	6.000%	7/1/13 (3)	3,745	4,128
Los Angeles CA Unified School District GO	5.000%	7/1/14 (ETM)	5,000	5,671
Los Angeles CA Unified School District GO	5.000%	7/1/14	5,000	5,562
Los Angeles CA Unified School District GO	6.000%	7/1/14 (3)	1,440	1,642
Los Angeles CA Unified School District GO	5.000%	7/1/15	6,350	7,203
Los Angeles CA Unified School District GO	5.000%	7/1/16 (3)	2,000	2,315
Los Angeles CA Unified School District GO	5.000%	7/1/16 (4)	3,000	3,217
Los Angeles CA Unified School District GO	5.000%	7/1/17 (4)	5,000	5,354
Los Angeles CA Unified School District GO	5.000%	7/1/17 (4)	3,765	4,367
Los Angeles CA Unified School District GO	5.500%	7/1/17 (3)	5,000	5,935
Los Angeles CA Unified School District GO	5.000%	7/1/18 (2)	4,000	4,491
Los Angeles CA Unified School District GO	5.000%	7/1/18 (2)	5,000	5,697
Los Angeles CA Unified School District GO	5.000%	7/1/18	8,360	9,682
Los Angeles CA Unified School District GO	5.000%	7/1/19 (3)	5,000	5,444
Los Angeles CA Unified School District GO	5.000%	7/1/19 (3)	5,000	5,575
Los Angeles CA Unified School District GO	5.000%	7/1/20 (2)	14,135	15,518
Los Angeles CA Unified School District GO	5.000%	7/1/20 (3)	10,000	10,979
Los Angeles CA Unified School District GO	5.000%	7/1/20 (3)	5,000	5,489
Los Angeles CA Unified School District GO	5.000%	7/1/21 (2)	15,940	17,411
Los Angeles CA Unified School District GO	5.000%	7/1/22 (2)	16,760	17,922
Los Angeles CA Unified School District GO	4.500%	7/1/23 (4)	30,825	31,557
Los Angeles CA Unified School District GO	5.000%	7/1/23 (2)	6,000	6,403
Los Angeles CA Unified School District GO	5.000%	7/1/23 (4)	12,975	13,846
Los Angeles CA Unified School District GO	5.000%	7/1/24 (4)	17,210	18,164
Los Angeles CA Unified School District GO	5.000%	7/1/25 (2)	10,235	10,677

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Los Angeles CA Unified School District GO	5.250%	7/1/25	1,600	1,712
Los Angeles CA Unified School District GO	4.500%	7/1/26 (2)	10,000	9,806
Los Angeles CA Unified School District GO	5.000%	7/1/26	6,270	6,562
Los Angeles CA Unified School District GO	5.000%	7/1/26	5,710	5,976
Los Angeles CA Unified School District GO	5.000%	7/1/27	1,595	1,658
Los Angeles CA Unified School District GO	4.500%	1/1/28 (14)	7,725	7,368
Los Angeles CA Unified School District GO	5.000%	7/1/28 (2)	7,845	8,050
Los Angeles CA Unified School District GO	5.250%	7/1/28	5,000	5,277
Los Angeles CA Unified School District GO	5.000%	7/1/30 (2)	6,485	6,586
Los Angeles CA Wastewater System Revenue	5.000%	6/1/26 (14)	26,535	27,542
Los Angeles County CA Capital Asset
Leasing Corp. Revenue	6.000%	12/1/11 (2)	2,360	2,395
Los Angeles County CA Capital Asset
Leasing Corp. Revenue	6.000%	12/1/13 (2)	2,760	2,929
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	6.000%	7/1/11 (2)	2,745	2,758
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/13 (12)	1,450	1,582
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/17 (4)	10,000	10,783
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/20	4,000	4,705
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue
VRDO	0.120%	6/1/11	7,600	7,600
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/14 (14)	24,180	25,875
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/15 (14)	8,940	9,594
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/19 (14)	4,860	4,946
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/20 (14)	6,155	6,185
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/21 (14)	6,460	6,367
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/22 (14)	6,790	6,593
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/23 (14)	2,175	2,072
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/24 (14)	3,095	2,904
Los Angeles County CA Public Works Financing
Authority Revenue (Regional Park
& Open Space District)	5.250%	10/1/17 (4)	1,000	1,182
Los Angeles County CA Schools Regionalized
Business Services Corp. COP	0.000%	8/1/13 (ETM)	2,010	1,844
M-S-R California Energy Authority Revenue	7.000%	11/1/34	7,000	7,874
M-S-R California Public Power Agency Revenue
(San Juan Project)	5.000%	7/1/13 (Prere.)	1,500	1,506
Metropolitan Water District of Southern
California Waterworks Revenue	5.000%	1/1/31	1,150	1,211
Modesto CA Irrigation District COP	5.000%	7/1/17 (14)	3,165	3,290
Modesto CA Irrigation District COP	5.000%	10/1/21 (2)	2,030	2,121
Modesto CA Irrigation District COP	5.000%	10/1/22 (2)	2,515	2,601

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Modesto CA Irrigation District COP	5.000%	10/1/23 (2)	2,645	2,717
Modesto CA Irrigation District COP	5.000%	7/1/27	3,855	3,855
Modesto CA Irrigation District Financing
Authority Revenue (Domestic Water Project)	5.125%	9/1/15 (2)	4,365	4,374
New Haven CA Unified School District GO	12.000%	8/1/12 (ETM)	600	679
New Haven CA Unified School District GO	12.000%	8/1/12 (4)	2,840	3,216
New Haven CA Unified School District GO	12.000%	8/1/15 (4)	2,905	4,116
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian)	5.875%	12/1/30	5,150	5,497
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian) PUT	5.000%	2/7/13	5,000	5,334
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian) VRDO	0.150%	6/7/11 LOC	8,000	8,000
3 Newport Mesa CA Unified School District GO	0.000%	8/1/29	2,000	669
3 Newport Mesa CA Unified School District GO	0.000%	8/1/30	1,500	458
3 Newport Mesa CA Unified School District GO	0.000%	8/1/31	1,500	428
Northern California Gas Authority No. 1 Revenue	0.654%	7/1/13	19,770	19,141
Northern California Gas Authority No. 1 Revenue	0.803%	7/1/17	23,385	20,303
Northern California Power Agency Capital
Facilities Revenue	5.000%	8/1/20	1,000	1,101
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/16	1,745	1,993
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/17	3,290	3,765
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/19	1,500	1,708
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/20	3,500	3,894
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/21	2,500	2,747
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/22	3,395	3,682
Oakland CA Joint Powers Financing Authority
Lease Revenue (Administration Buildings)	5.000%	8/1/23 (12)	5,000	5,120
Oakland CA Joint Powers Financing Authority
Lease Revenue (Administration Buildings)	5.000%	8/1/24 (12)	3,695	3,768
Oakland CA Joint Powers Financing Authority
Lease Revenue (Administration Buildings)	5.000%	8/1/25 (12)	5,405	5,483
Oakland CA Joint Powers Financing Authority
Lease Revenue (Administration Buildings)	5.000%	8/1/26 (12)	4,190	4,232
Oakland CA Joint Powers Financing Authority
Lease Revenue (Convention Center)	5.500%	10/1/12 (2)	3,000	3,095
Oakland CA Joint Powers Financing Authority
Lease Revenue (Convention Center)	5.500%	10/1/13 (2)	1,500	1,569
Oakland CA Redevelopment Agency
Tax Allocation Revenue (Central District Project)	5.500%	9/1/13 (14)	3,990	4,118
Oakland CA Redevelopment Agency
Tax Allocation Revenue (Central District Project)	5.500%	9/1/15 (14)	3,790	3,884
Oakland CA Redevelopment Agency
Tax Allocation Revenue (Central District Project)	5.500%	9/1/16 (14)	6,210	6,351
Oakland CA Redevelopment Agency
Tax Allocation Revenue (Central District Project)	5.000%	9/1/20 (2)	12,870	12,237
Oakland CA Unified School District GO	5.000%	8/1/19 (4)	13,425	14,145
Orange County CA Airport Revenue	5.000%	7/1/17 (4)	1,725	1,834

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Orange County CA Development Agency
Tax Allocation Revenue	5.250%	9/1/14 (14)	1,415	1,433
Orange County CA Development Agency
Tax Allocation Revenue	5.250%	9/1/15 (14)	1,485	1,504
Orange County CA Development Agency
Tax Allocation Revenue	5.375%	9/1/16 (14)	1,570	1,590
Orange County CA Water District COP	5.000%	8/15/29	6,925	7,322
3 Palm Springs CA Unified School District GO	5.000%	8/1/28	1,000	1,052
3 Palm Springs CA Unified School District GO	5.000%	8/1/29	1,500	1,566
3 Palm Springs CA Unified School District GO	5.000%	8/1/30	1,500	1,554
3 Palm Springs CA Unified School District GO	5.000%	8/1/31	1,500	1,542
Palo Alto CA Unified School District GO	0.000%	8/1/24	15,890	8,003
Palomar Pomerado Health System
California Revenue	5.375%	11/1/12 (14)	7,080	7,089
Palomar Pomerado Health System
California Revenue COP	6.625%	11/1/29	5,000	5,040
Pasadena CA Electric Revenue	5.000%	6/1/12 (Prere.)	2,320	2,430
Pasadena CA Electric Revenue	5.000%	6/1/12 (Prere.)	2,535	2,656
Pomona CA Single Family Mortgage Revenue	7.600%	5/1/23 (ETM)	10,540	13,907
Port of Oakland CA Revenue	5.000%	11/1/11 (14)	5,160	5,249
Port of Oakland CA Revenue	5.000%	11/1/12 (14)	2,650	2,789
Port of Oakland CA Revenue	5.000%	11/1/20 (14)	4,825	5,093
Port of Oakland CA Revenue	5.000%	11/1/26 (14)	9,700	9,758
Poway CA Unified School District GO	0.000%	8/1/17	2,000	1,604
Poway CA Unified School District GO	0.000%	8/1/18	4,565	3,384
Poway CA Unified School District GO	0.000%	8/1/19	5,425	3,743
Poway CA Unified School District GO	0.000%	8/1/20	3,280	2,082
Poway CA Unified School District GO	0.000%	8/1/28	9,070	3,025
Rancho Cucamonga CA Redevelopment
Agency Tax Allocation Revenue
(Rancho Redevelopment Project)	5.000%	9/1/15 (2)	2,835	2,955
Rancho Cucamonga CA Redevelopment
Agency Tax Allocation Revenue
(Rancho Redevelopment Project)	5.000%	9/1/16 (2)	5,100	5,269
Rancho Mirage CA Joint Powers Financing
Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/27	12,000	10,830
Regents of The University of California Revenue
(Multiple Purpose Project)	5.000%	9/1/11 (Prere.)	4,820	4,926
Riverside CA Electric Revenue	5.000%	10/1/24 (4)	1,000	1,059
Riverside CA Electric Revenue	5.000%	10/1/25 (4)	2,000	2,094
Riverside CA Electric Revenue	5.000%	10/1/26 (4)	2,500	2,599
Riverside CA Electric Revenue	5.000%	10/1/27 (4)	3,570	3,687
Rocklin CA Unified School District GO	0.000%	8/1/23 (14)	7,030	3,517
Rocklin CA Unified School District GO	0.000%	8/1/24 (14)	2,965	1,374
Roseville CA Electric System Revenue	5.000%	2/1/30	6,120	6,236
Roseville CA Electric System Revenue
COP VRDO	0.170%	6/7/11 LOC	6,400	6,400
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/18	4,180	4,249
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/19	10,000	9,982
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/20	2,000	1,993
Sacramento CA Cogeneration Authority Revenue	5.000%	7/1/17	1,250	1,425

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Sacramento CA Cogeneration Authority Revenue	5.000%	7/1/18	725	824
Sacramento CA Cogeneration Authority Revenue	5.000%	7/1/19	900	1,015
Sacramento CA Cogeneration Authority Revenue	5.250%	7/1/20	1,250	1,430
Sacramento CA Cogeneration Authority Revenue	5.250%	7/1/21	1,000	1,140
Sacramento CA Financing Authority
Lease Revenue	5.375%	12/1/12 (Prere.)	4,395	4,723
Sacramento CA Financing Authority
Lease Revenue	5.000%	11/1/14 (14)	2,910	3,003
Sacramento CA Financing Authority
Lease Revenue	5.375%	12/1/14 (4)	1,630	1,732
Sacramento CA Financing Authority
Lease Revenue	5.000%	12/1/19 (14)	12,860	13,414
Sacramento CA Financing Authority
Lease Revenue	5.000%	12/1/20 (14)	13,670	14,188
Sacramento CA Municipal Utility District
Financing Authority Revenue	5.000%	7/1/21 (14)	7,710	7,831
Sacramento CA Municipal Utility District Revenue	5.000%	11/15/12 (14)	2,185	2,317
Sacramento CA Municipal Utility District Revenue	5.250%	8/15/13 (4)	1,000	1,009
Sacramento CA Municipal Utility District Revenue	5.250%	8/15/14 (4)	2,500	2,520
Sacramento CA Municipal Utility District Revenue	5.000%	7/1/17 (14)	4,000	4,247
Sacramento CA Municipal Utility District Revenue	5.250%	7/1/24 (2)	10,000	10,975
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/24 (4)	7,550	8,009
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/25 (4)	10,275	10,770
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/26 (4)	5,000	5,199
Sacramento County CA Airport Revenue	5.000%	7/1/23 (4)	2,000	2,078
Sacramento County CA Airport Revenue	5.000%	7/1/24 (4)	2,500	2,627
Sacramento County CA Airport Revenue	5.000%	7/1/24 (4)	1,785	1,887
Sacramento County CA Airport Revenue	5.000%	7/1/26	2,650	2,700
Sacramento County CA Airport Revenue	5.000%	7/1/28	1,250	1,264
Sacramento County CA Airport Revenue	5.000%	7/1/30	3,615	3,638
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/21 (14)	1,850	2,044
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/22 (14)	5,495	6,003
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/23 (14)	7,030	7,615
Sacramento County CA Water Financing
Authority Revenue (Agency Zones 40 & 41)	5.000%	6/1/13 (Prere.)	1,235	1,345
San Bernardino County CA Justice Center
& Airport COP	5.000%	7/1/14 (14)	5,585	5,838
San Bernardino County CA Medical Center COP	5.500%	8/1/17 (14)	4,710	4,907
San Bernardino County CA Medical Center COP	6.500%	8/1/17 (14)	5,000	5,361
San Bernardino County CA Medical Center COP	5.500%	8/1/22 (14)	8,940	9,338
San Diego CA Financing Authority Lease Revenue	5.250%	4/1/12 (2)	3,000	3,009
San Diego CA Financing Authority Lease Revenue	5.250%	4/1/14 (2)	5,680	5,693
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/24	3,000	3,261
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/25	2,000	2,180
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/26	5,000	5,447
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/27	6,000	6,338

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/27	5,000	5,404
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/28	1,825	1,918
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/27	4,215	4,419
San Diego CA Public Facilities Financing
Authority Water Revenue	5.125%	8/1/28	5,000	5,253
San Diego CA Public Facilities Financing
Authority Water Revenue	5.250%	8/1/28	5,355	5,703
San Diego CA Unified School District GO	0.000%	7/1/14 (14)	3,400	3,178
San Diego CA Unified School District GO	0.000%	7/1/18 (14)	9,500	7,075
San Diego CA Unified School District GO	5.500%	7/1/20 (4)	9,490	11,360
San Diego CA Unified School District GO	5.500%	7/1/21 (4)	11,470	13,346
San Diego CA Unified School District GO	5.500%	7/1/22 (4)	12,790	14,861
San Diego CA Unified School District GO	5.500%	7/1/23 (4)	9,210	10,652
San Diego CA Unified School District GO	0.000%	7/1/26	8,425	3,490
San Diego CA Unified School District GO	5.500%	7/1/26 (4)	7,490	8,579
San Diego CA Unified School District GO	0.000%	7/1/27	8,500	3,259
San Diego CA Unified School District GO	0.000%	7/1/28	8,000	2,838
San Diego CA Unified School District GO	0.000%	7/1/30	9,985	2,990
San Diego CA Unified School District GO	0.000%	7/1/30	2,500	749
San Diego County CA COP	5.000%	2/1/22 (2)	2,000	2,093
San Diego County CA COP	5.000%	2/1/24 (2)	1,500	1,548
San Diego County CA COP	5.000%	2/1/26 (2)	1,000	1,020
San Diego County CA COP VRDO	0.190%	6/7/11 LOC	15,455	15,455
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.000%	2/1/23	4,285	4,604
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.000%	2/1/25	4,820	5,061
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.250%	2/1/26	1,140	1,205
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.000%	2/1/27	2,420	2,501
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.500%	2/1/28	5,780	6,124
San Diego County CA Regional Transportation
Authority Sales Tax Revenue VRDO	0.150%	6/7/11	4,880	4,880
San Diego County CA Water Authority
Financing Agency Water Revenue	5.000%	5/1/27	2,000	2,151
San Diego County CA Water Authority
Revenue COP	5.250%	5/1/15 (14)	6,215	7,075
San Diego County CA Water Authority
Revenue COP	5.250%	5/1/16 (14)	7,880	9,170
San Diego County CA Water Authority
Revenue COP	5.250%	5/1/21 (14)	6,725	7,806
San Diego County CA Water Authority
Revenue COP	5.250%	5/1/22 (14)	7,075	8,167

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/23	9,560	10,830
San Francisco CA City & County
(Laguna Honda Hospital) GO	5.000%	6/15/16 (2)	8,000	8,491
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/12 (Prere.)	2,430	2,542
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/12 (Prere.)	3,185	3,331
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/12 (Prere.)	4,015	4,199
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/20 (14)	5,000	5,684
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/21	5,000	5,512
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/24 (14)	10,000	10,368
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/25 (14)	2,000	2,058
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/26	25,000	26,118
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/27 (14)	13,075	13,320
San Francisco CA City & County Public Utility
Commission Revenue	5.000%	11/1/29	10,000	10,533
San Francisco CA City & County Public Utility
Commission Revenue	5.000%	11/1/29	2,460	2,591
San Francisco CA City & County Public Utility
Commission Revenue	5.000%	11/1/30	2,705	2,853
San Francisco CA City & County Public Utility
Commission Water Revenue	5.000%	11/1/26	2,995	3,252
San Francisco CA City & County Redevelopment
Agency Lease Revenue (Moscone Center)	5.000%	7/1/16 (4)	3,270	3,313
San Francisco CA City & County Water Revenue	5.000%	11/1/12 (Prere.)	4,865	5,182
San Joaquin County CA Delta Community College
District Election GO	0.000%	8/1/26 (4)	15,500	6,077
San Joaquin County CA Delta Community College
District Election GO	0.000%	8/1/27 (4)	15,500	5,520
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/14 (14)	5,500	4,686
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/1/20 (ETM)	2,500	1,976
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/1/23 (ETM)	16,000	10,680
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/24 (14)	7,000	2,538
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/1/25 (ETM)	17,750	10,532
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/1/26 (ETM)	14,350	8,031
San Jose CA Airport Revenue	5.375%	3/1/13 (4)	4,945	5,208
San Jose CA Airport Revenue	5.375%	3/1/14 (4)	7,550	7,919
San Jose CA Airport Revenue	5.375%	3/1/15 (4)	7,950	8,313
San Jose CA Airport Revenue	5.000%	3/1/24 (2)	2,035	2,071
San Jose CA Airport Revenue	5.000%	3/1/25 (2)	3,385	3,412

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
San Jose CA Airport Revenue	5.000%	3/1/26 (2)	3,850	3,852
San Jose CA Financing Authority Lease Revenue	5.000%	9/1/13 (14)	9,570	9,659
San Jose CA Redevelopment Agency
Tax Allocation Revenue	5.250%	8/1/13 (14)	5,000	5,024
San Jose CA Redevelopment Agency
Tax Allocation Revenue	5.250%	8/1/14 (14)	5,000	4,977
San Jose CA Redevelopment Agency
Tax Allocation Revenue	5.000%	8/1/21	1,270	1,229
San Jose CA Redevelopment Agency
Tax Allocation Revenue	5.000%	8/1/23	1,140	1,062
San Jose CA Redevelopment Agency
Tax Allocation Revenue	5.000%	8/1/24 (14)	16,360	14,183
San Jose CA Redevelopment Agency
Tax Allocation Revenue	5.000%	8/1/25 (14)	11,505	9,827
San Jose CA Redevelopment Agency
Tax Allocation Revenue	5.125%	8/1/25	570	517
San Jose CA Redevelopment Agency
Tax Allocation Revenue	5.250%	8/1/26	800	725
San Jose CA Redevelopment Agency
Tax Allocation Revenue	5.375%	8/1/29	1,355	1,246
San Mateo CA Union High School District GO	0.000%	9/1/12 (14)	1,180	1,158
San Mateo CA Union High School District GO	0.000%	9/1/13 (14)	1,715	1,637
San Mateo CA Union High School District GO	0.000%	9/1/14 (14)	1,500	1,390
San Mateo County CA Community
College District GO	5.375%	9/1/15 (14)	1,300	1,368
San Mateo County CA Community
College District GO	0.000%	9/1/21 (14)	4,645	2,906
San Mateo County CA Community
College District GO	0.000%	9/1/22 (14)	5,675	3,322
San Mateo County CA Community
College District GO	0.000%	9/1/24 (14)	2,825	1,427
San Mateo County CA Community
College District GO	0.000%	9/1/25 (14)	4,000	1,835
San Mateo County CA Community
College District GO	5.000%	9/1/26	3,170	3,365
San Mateo County CA Joint Powers Financing
Authority Lease Revenue
(Youth Services Campus)	4.625%	7/15/25	2,455	2,459
San Mateo County CA Joint Powers Financing
Authority Lease Revenue
(Youth Services Campus)	5.250%	7/15/28	2,000	2,032
Santa Ana CA Community Redevelopment
Agency Tax Allocation Revenue
(South Main Street)	5.000%	9/1/18 (14)	2,685	2,695
Santa Barbara County CA COP	5.250%	12/1/12 (2)	1,000	1,042
Santa Barbara County CA COP	5.250%	12/1/13 (2)	2,355	2,453
Santa Barbara County CA COP	5.250%	12/1/15 (2)	1,065	1,109
Santa Barbara County CA COP	5.250%	12/1/16 (2)	1,760	1,833
Santa Clara CA Electric Revenue	5.250%	7/1/18 (14)	1,720	1,827
Santa Clara CA Electric Revenue	5.000%	7/1/30	1,000	1,002
Santa Clara CA Electric Revenue	5.250%	7/1/32	2,500	2,535
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.000%	11/15/17	11,540	13,061

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Santa Clara County CA Financing Authority Lease
Revenue (Multiple Facilities Projects)	5.000%	11/15/18	7,920	8,916
Santa Clara County CA Financing Authority Lease
Revenue (Multiple Facilities Projects)	5.000%	5/15/28	10,000	10,218
Santa Clara County CA Financing Authority Lease
Revenue (VMC Facility Replacement Project)	7.750%	11/15/11 (2)	1,000	1,032
Santa Clara Valley CA Transportation
Authority Sales Tax Revenue VRDO	0.130%	6/7/11	5,900	5,900
Santa Clara Valley CA Transportation
Authority Sales Tax Revenue VRDO	0.140%	6/7/11	4,800	4,800
Santa Monica CA Community College District GO	0.000%	8/1/26	11,025	4,680
Santa Rosa CA Wastewater Revenue	0.000%	9/1/28 (4)	11,095	3,681
Simi Valley CA Unified School District GO	0.000%	8/1/26 (4)	3,030	1,210
Simi Valley CA Unified School District GO	0.000%	8/1/27 (4)	2,900	1,064
Solano County CA COP	5.000%	11/1/17 (14)	4,110	4,541
Solano County CA COP	5.000%	11/1/18 (14)	3,810	4,135
Solano County CA COP	5.000%	11/1/19 (14)	3,995	4,263
Solano County CA COP	5.000%	11/1/20 (14)	4,195	4,428
Solano County CA COP	5.000%	11/1/21 (14)	4,405	4,605
South Orange County CA Public Financing
Authority Special Tax Revenue	7.000%	9/1/11 (14)	3,490	3,540
South Orange County CA Public Financing
Authority Special Tax Revenue	5.375%	8/15/12 (4)	5,605	5,626
South Orange County CA Public Financing
Authority Special Tax Revenue
(Portola Hills/Lomas Laguna)	5.250%	8/15/13 (2)	2,290	2,293
South San Francisco CA Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/31 (14)	7,255	6,221
Southern California Public Power Authority
Revenue	5.000%	7/1/28	10,000	10,544
Southern California Public Power Authority
Revenue	5.000%	7/1/29	5,000	5,242
Southern California Public Power Authority
Revenue (Linden Windenergy Project)	5.000%	7/1/28	3,500	3,691
Southern California Public Power Authority
Revenue (Linden Windenergy Project)	5.000%	7/1/29	2,500	2,621
Southern California Public Power Authority
Revenue (Linden Windenergy Project)	5.000%	7/1/30	2,500	2,606
Southern California Public Power Authority
Revenue (Mead-Adelanto Project) VRDO	0.110%	6/1/11	6,100	6,100
Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I Project)	5.000%	7/1/29	5,000	5,231
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/18	1,040	1,052
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/23	5,250	5,193
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/24	5,000	4,917
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/25	10,280	10,068
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/26	2,500	2,438
Southern California Public Power Authority
Revenue (San Juan Unit 3)	5.500%	1/1/13 (4)	3,500	3,749

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Southern California Public Power Authority
Revenue (Transmission Project)	5.000%	7/1/23	5,000	5,404
Tobacco Securitization Authority Revenue
(Southern California Tobacco Settlement)	4.750%	6/1/25	8,490	7,145
Tulare County CA COP	5.000%	8/15/15 (14)	6,460	7,091
Turlock CA Irrigation District Revenue	5.000%	1/1/21	3,805	4,105
Turlock CA Irrigation District Revenue	5.000%	1/1/22	5,415	5,768
University of California Regents Medical Center
Revenue	5.000%	5/15/19 (14)	5,075	5,539
University of California Regents Medical Center
Revenue	5.000%	5/15/20 (14)	5,065	5,447
University of California Regents Medical Center
Revenue	5.000%	5/15/25	19,385	20,101
University of California Regents Medical Center
Revenue	5.000%	5/15/26	14,095	14,511
University of California Regents Medical Center
Revenue VRDO	0.110%	6/1/11	1,400	1,400
University of California Revenue	3.000%	5/15/12	2,000	2,051
University of California Revenue	5.000%	5/15/17 (4)	20,620	23,363
University of California Revenue	5.000%	5/15/18 (4)	10,000	11,277
University of California Revenue	5.000%	5/15/19 (4)	4,275	4,807
University of California Revenue	5.000%	5/15/20 (4)	30,900	33,581
University of California Revenue	5.000%	5/15/21 (4)	14,915	16,098
University of California Revenue	4.750%	5/15/23 (14)	11,185	11,569
University of California Revenue	5.750%	5/15/25	3,000	3,446
University of California Revenue	4.750%	5/15/26	21,320	21,613
University of California Revenue	5.000%	5/15/26 (14)	10,000	10,555
1 University of California Revenue TOB VRDO	0.180%	6/7/11 (4)	15,230	15,230
1 University of California Revenue TOB VRDO	0.240%	6/7/11	5,000	5,000
Ventura County CA Community College District GO	5.000%	8/1/16 (14)	3,100	3,264
Ventura County CA Community College District GO	5.000%	8/1/17 (14)	2,300	2,420
Ventura County CA Community College District GO	0.000%	8/1/28	15,000	5,294
Vista CA Unified School District GO	5.375%	8/1/12 (Prere.)	1,695	1,794
Vista CA Unified School District GO	5.375%	8/1/12 (Prere.)	1,455	1,540
Vista CA Unified School District GO	5.375%	8/1/15 (4)	150	157
Vista CA Unified School District GO	5.375%	8/1/16 (4)	190	199
Vista CA Unified School District GO	5.375%	8/1/17 (4)	160	167
Washington Township CA Health Care District
Revenue	6.000%	7/1/29	1,000	1,009
West Contra Costa CA Unified School District GO	6.000%	8/1/26	5,000	5,460
Western Municipal Water District Facilities
Authority California Water Revenue VRDO	0.120%	6/7/11 LOC	5,000	5,000
				5,104,281
Puerto Rico (0.9%)
Puerto Rico Aqueduct & Sewer Authority Revenue	6.250%	7/1/12 (ETM)	1,000	1,064
Puerto Rico Electric Power Authority Revenue	6.000%	7/1/12 (14)	8,235	8,627
Puerto Rico GO	6.500%	7/1/11 (14)	2,500	2,511
Puerto Rico Highway & Transportation Authority
Revenue	5.500%	7/1/13 (14)	2,250	2,311
Puerto Rico Infrastructure Financing Authority
Special Tax Revenue	5.500%	7/1/21 (3)	5,000	5,269
Puerto Rico Infrastructure Financing Authority
Special Tax Revenue	5.500%	7/1/23 (3)	1,585	1,656
Puerto Rico Municipal Finance Agency GO	5.000%	7/1/14 (11)	1,360	1,439

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Puerto Rico Municipal Finance Agency GO	5.250%	7/1/16 (11)	1,400	1,504
Puerto Rico Municipal Finance Agency GO	5.250%	7/1/18 (11)	1,000	1,058
Puerto Rico Public Finance Corp. Revenue PUT	5.750%	2/1/12 LOC	20,000	20,339
				45,778
Virgin Islands (0.0%)
Virgin Islands Public Finance Authority Revenue	5.250%	10/1/15	2,200	2,377
Total Tax-Exempt Municipal Bonds (Cost $5,057,696)				5,152,436
Other Assets and Liabilities (1.2%)
Other Assets				93,542
Liabilities				(32,003)
				61,539
Net Assets (100%)				5,213,975

At May 31, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	5,228,858
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(108,153)
Unrealized Appreciation (Depreciation)
Investment Securities	94,740
Futures Contracts	(1,470)
Net Assets	5,213,975

Investor Shares—Net Assets
Applicable to 106,191,619 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,163,123
Net Asset Value Per Share—Investor Shares	$10.95

Admiral Shares—Net Assets
Applicable to 369,836,853 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,050,852
Net Asset Value Per Share—Admiral Shares	$10.95

See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2011, the aggregate value of these securities was $85,505,000, representing 1.6% of net assets.
2 Securities with a value of $12,939,000 have been segregated as initial margin for open futures contracts.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2011.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

California Intermediate-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
May 31, 2011
($000)
Investment Income
Income
Interest	103,342
Total Income	103,342
Expenses
The Vanguard Group—Note B
Investment Advisory Services	294
Management and Administrative—Investor Shares	847
Management and Administrative—Admiral Shares	1,566
Marketing and Distribution—Investor Shares	216
Marketing and Distribution—Admiral Shares	534
Custodian Fees	37
Shareholders’ Reports—Investor Shares	19
Shareholders’ Reports—Admiral Shares	8
Trustees’ Fees and Expenses	3
Total Expenses	3,524
Net Investment Income	99,818
Realized Net Gain (Loss)
Investment Securities Sold	(3,511)
Futures Contracts	(6,454)
Realized Net Gain (Loss)	(9,965)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	14,267
Futures Contracts	(1,457)
Change in Unrealized Appreciation (Depreciation)	12,810
Net Increase (Decrease) in Net Assets Resulting from Operations	102,663

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	99,818	203,317
Realized Net Gain (Loss)	(9,965)	(608)
Change in Unrealized Appreciation (Depreciation)	12,810	31,695
Net Increase (Decrease) in Net Assets Resulting from Operations	102,663	234,404
Distributions
Net Investment Income
Investor Shares	(22,348)	(54,632)
Admiral Shares	(77,470)	(148,685)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(99,818)	(203,317)
Capital Share Transactions
Investor Shares	(149,798)	(133,336)
Admiral Shares	(112,027)	514,047
Net Increase (Decrease) from Capital Share Transactions	(261,825)	380,711
Total Increase (Decrease)	(258,980)	411,798
Net Assets
Beginning of Period	5,472,955	5,061,157
End of Period	5,213,975	5,472,955

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.93	$10.86	$10.21	$10.92	$11.09	$10.95
Investment Operations
Net Investment Income	.206	.408	.412	.425	.435	.438
Net Realized and Unrealized Gain (Loss)
on Investments	.020	.070	.650	(.710)	(.170)	.140
Total from Investment Operations	.226	.478	1.062	(.285)	.265	.578
Distributions
Dividends from Net Investment Income	(.206)	(.408)	(.412)	(.425)	(.435)	(.438)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.206)	(.408)	(.412)	(.425)	(.435)	(.438)
Net Asset Value, End of Period	$10.95	$10.93	$10.86	$10.21	$10.92	$11.09

Total Return[1]	2.12%	4.43%	10.56%	-2.71%	2.46%	5.40%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,163	$1,314	$1,435	$1,320	$1,243	$1,068
Ratio of Total Expenses to
Average Net Assets	0.20%	0.20%	0.20%	0.15%	0.15%	0.16%
Ratio of Net Investment Income to
Average Net Assets	3.85%	3.70%	3.88%	3.96%	3.97%	4.00%
Portfolio Turnover Rate	5%	10%	17%	25%	11%	7%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.93	$10.86	$10.21	$10.92	$11.09	$10.95
Investment Operations
Net Investment Income	.211	.417	.421	.432	.443	.446
Net Realized and Unrealized Gain (Loss)
on Investments	.020	.070	.650	(.710)	(.170)	.140
Total from Investment Operations	.231	.487	1.071	(.278)	.273	.586
Distributions
Dividends from Net Investment Income	(.211)	(.417)	(.421)	(.432)	(.443)	(.446)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.211)	(.417)	(.421)	(.432)	(.443)	(.446)
Net Asset Value, End of Period	$10.95	$10.93	$10.86	$10.21	$10.92	$11.09

Total Return	2.16%	4.52%	10.65%	-2.64%	2.53%	5.48%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,051	$4,159	$3,626	$3,210	$3,116	$2,388
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.08%	0.08%	0.09%
Ratio of Net Investment Income to
Average Net Assets	3.93%	3.78%	3.96%	4.03%	4.04%	4.07%
Portfolio Turnover Rate	5%	10%	17%	25%	11%	7%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

California Intermediate-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard California Intermediate-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2007–2010), and for the period ended May 31, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

California Intermediate-Term Tax-Exempt Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2011, the fund had contributed capital of $803,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.32% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of May 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	5,152,436	—
Futures Contracts—Liabilities[1]	(266)	—	—
Total	(266)	5,152,436	—
1 Represents variation margin on the last day of the reporting period.

D. At May 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
2-Year U.S. Treasury Note	September 2011	(596)	(130,636)	(160)
10-Year U.S. Treasury Note	September 2011	(1,005)	(123,222)	(911)
5-Year U.S. Treasury Note	September 2011	(604)	(71,961)	(399)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

California Intermediate-Term Tax-Exempt Fund

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2010, the fund had available capital loss carryforwards totaling $95,137,000 to offset future net capital gains of $4,253,000 through November 30, 2012, $2,524,000 through November 30, 2013, $6,523,000 through November 30, 2014, $3,936,000 through November 30, 2015, $38,505,000 through November 30, 2016, $38,406,000 through November 30, 2017, and $990,000 through November 30, 2018. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2011; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

The fund had realized losses totaling $3,023,000 through November 30, 2010, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At May 31, 2011, the cost of investment securities for tax purposes was $5,060,719,000. Net unrealized appreciation of investment securities for tax purposes was $91,717,000, consisting of unrealized gains of $159,647,000 on securities that had risen in value since their purchase and $67,930,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended May 31, 2011, the fund purchased $128,993,000 of investment securities and sold $431,910,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		May 31, 2011	November 30, 2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	172,042	16,027	502,321	45,661
Issued in Lieu of Cash Distributions	20,058	1,866	48,290	4,382
Redeemed	(341,898)	(31,945)	(683,947)	(62,030)
Net Increase (Decrease)—Investor Shares	(149,798)	(14,052)	(133,336)	(11,987)
Admiral Shares
Issued	509,548	47,442	1,327,526	120,454
Issued in Lieu of Cash Distributions	59,492	5,533	114,894	10,422
Redeemed	(681,067)	(63,642)	(928,373)	(84,379)
Net Increase (Decrease)—Admiral Shares	(112,027)	(10,667)	514,047	46,497

H. In preparing the financial statements as of May 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

California Long-Term Tax-Exempt Fund

Fund Profile
As of May 31, 2011

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VCITX	VCLAX
Expense Ratio[1]	0.20%	0.12%
30-Day SEC Yield	3.80%	3.88%

Financial Attributes
		Barclays	Barclays
		10 Year	Municipal
		Municipal	Bond
	Fund	Index	Index
Number of Bonds	441	8,667	45,699
Yield to Maturity
(before expenses)	4.0%	3.3%	3.5%
Average Coupon	4.5%	4.9%	4.9%
Average Duration	6.8 years	7.1 years	8.4 years
Average Effective
Maturity	9.8 years	9.9 years	13.3 years
Short-Term
Reserves	6.1%	—	—

Volatility Measures
	Barclays	Barclays
	10 Year	Municipal
	Municipal	Bond
	Index	Index
R-Squared	0.79	0.94
Beta	1.02	1.17

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Maturity (% of portfolio)
Under 1 Year	11.4%
1 - 3 Years	9.9
3 - 5 Years	9.7
5 - 10 Years	38.8
10 - 20 Years	11.3
20 - 30 Years	15.6
Over 30 Years	3.3

Distribution by Credit Quality (% of portfolio)
AAA	7.1%
AA	40.7
A	38.6
BBB	12.0
Not Rated	1.6

For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated March 29, 2011, and represent estimated costs for the current fiscal year. For the six months ended May 31, 2011, the annualized expense ratios were 0.20% for Investor Shares and 0.12% for Admiral Shares.

California Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 30, 2000, Through May 31, 2011
				Barclays
				10 Year
				Municipal
			Investor Shares	Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2001	5.12%	2.63%	7.75%	8.22%
2002	4.85	0.51	5.36	6.67
2003	4.73	2.22	6.95	6.88
2004	4.65	-1.33	3.32	4.03
2005	4.54	-0.32	4.22	3.01
2006	4.71	1.99	6.70	6.17
2007	4.52	-3.37	1.15	3.51
2008	4.13	-11.08	-6.95	-0.42
2009	4.96	7.75	12.71	12.67
2010	4.36	0.27	4.63	5.51
2011	2.24	-0.64	1.60	2.73
Note: For 2011, performance data reflect the six months ended May 31, 2011.

Average Annual Total Returns: Periods Ended March 31, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	4/7/1986	0.34%	2.69%	4.61%	-0.81%	3.80%
Admiral Shares	11/12/2001	0.42	2.77	4.64[1]	-1.13[1]	3.51[1]
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

California Long-Term Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.9%)
California (98.0%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (899 Charleston Project)
VRDO	0.180%	6/1/11 LOC	3,125	3,125
ABAG Finance Authority for Nonprofit Corps.
California Revenue (School of the Mechanical
Arts-Lick-Wilmerding High School)	5.250%	10/1/26	1,000	1,003
ABAG Finance Authority for Nonprofit Corps.
California Revenue (School of the Mechanical
Arts-Lick-Wilmerding High School)	5.300%	10/1/32	3,180	3,009
Alameda CA Corridor Transportation
Authority Revenue	5.125%	10/1/17 (14)	5,000	5,035
Alameda CA Corridor Transportation
Authority Revenue	5.125%	10/1/18 (14)	2,000	2,014
Alameda CA Corridor Transportation
Authority Revenue	0.000%	10/1/30 (2)	30,375	7,767
Alameda County CA Unified School District GO	0.000%	8/1/24 (4)	3,510	1,608
Alameda County CA Unified School District GO	0.000%	8/1/29 (4)	5,000	1,545
Anaheim CA Public Financing Authority Revenue
(Distribution System)	5.000%	10/1/21 (14)	3,390	3,598
Bay Area CA Infrastructure Financing
Authority Revenue	5.000%	8/1/17 (14)	4,000	4,153
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/39	15,050	15,092
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	10/1/42	5,000	4,891
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.625%	4/1/44	10,000	10,486
Cabrillo CA Community College District Revenue	0.000%	5/1/26 (2)	9,000	3,920
California County CA Tobacco
Securitization Agency	0.000%	6/1/28	7,500	6,030
California County CA Tobacco
Securitization Agency	0.000%	6/1/36	7,500	5,349
California Department of Water Resources
Power Supply Revenue	6.000%	5/1/12 (Prere.)	13,000	13,812
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	7,500	8,761
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	8,000	9,419

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	10,000	11,783
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	5,000	5,776
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	30,000	33,492
California Department of Water Resources
Power Supply Revenue VRDO	0.150%	6/7/11 LOC	26,600	26,600
California Department of Water Resources
Power Supply Revenue VRDO	0.160%	6/7/11	1,000	1,000
California Department of Water Resources
Water System Revenue (Central Valley Project)	5.000%	12/1/25	8,810	9,707
California Economic Recovery Bonds GO	5.000%	7/1/17 (14)	25,000	25,075
California Economic Recovery Bonds GO	5.000%	7/1/18	15,850	18,469
California Economic Recovery Bonds GO	5.000%	7/1/19	9,290	10,843
California Economic Recovery Bonds GO	5.000%	7/1/20	19,855	22,778
California Economic Recovery Bonds GO	5.250%	7/1/21	16,985	19,526
California Economic Recovery Bonds GO	5.000%	7/1/22	5,000	5,373
California Educational Facilities Authority
Revenue (California Institute of Technology)	5.000%	10/1/39	6,500	6,672
California Educational Facilities Authority
Revenue (California Institute of Technology)	5.000%	11/1/39	3,000	3,096
California Educational Facilities Authority
Revenue (College of Arts & Crafts)	6.875%	6/1/19	1,615	1,770
California Educational Facilities Authority
Revenue (College of Arts & Crafts)	5.750%	6/1/25	2,000	1,902
California Educational Facilities Authority
Revenue (Pomona College)	0.000%	7/1/34	3,155	772
California Educational Facilities Authority
Revenue (Pomona College)	0.000%	7/1/35	3,155	706
1 California Educational Facilities Authority
Revenue (Pomona College)	0.000%	7/1/36	3,155	659
1 California Educational Facilities Authority
Revenue (Pomona College)	0.000%	7/1/37	3,155	617
1 California Educational Facilities Authority
Revenue (Pomona College)	0.000%	7/1/39	2,805	480
California Educational Facilities Authority
Revenue (Pomona College)	0.000%	7/1/40	1,580	253
1 California Educational Facilities Authority Revenue
(Stanford University)	5.000%	3/15/26	5,330	6,260
California Educational Facilities Authority Revenue
(University of San Francisco)	6.125%	10/1/36	1,250	1,312
California Educational Facilities Authority Revenue
(University of San Francisco) VRDO	0.150%	6/7/11 LOC	4,300	4,300
California Educational Facilities Authority Revenue
(University of San Francisco) VRDO	0.150%	6/7/11 LOC	3,900	3,900
California Educational Facilities Authority Revenue
(University of Southern California)	4.750%	10/1/37	1,650	1,633
California Educational Facilities Authority Revenue
(University of Southern California)	5.000%	10/1/38	5,000	5,132
California Educational Facilities Authority Revenue
(University of Southern California)	5.250%	10/1/38	3,250	3,401
2 California Educational Facilities Authority Revenue
(University of Southern California) TOB VRDO	0.100%	6/1/11	3,887	3,887

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
California Educational Facilities Authority Revenue
(University of the Pacific)	5.000%	11/1/25	2,000	2,035
California GO	6.250%	9/1/12 (3)	6,070	6,260
California GO	7.000%	11/1/13 (14)	65	66
California GO	5.000%	10/1/14	1,900	2,116
California GO	5.250%	10/1/14 (14)	1,955	1,979
California GO	5.000%	11/1/14	32,840	36,642
California GO	5.000%	11/1/15	1,520	1,727
California GO	5.000%	3/1/19	1,250	1,425
California GO	6.000%	4/1/19	1,690	2,041
California GO	6.000%	8/1/19 (3)	210	212
California GO	5.000%	4/1/20	1,460	1,633
California GO	5.000%	11/1/22	1,000	1,067
California GO	5.000%	3/1/25	7,000	7,281
California GO	5.125%	2/1/26	15,325	15,635
California GO	5.000%	6/1/26 (14)	20,000	20,478
California GO	5.000%	9/1/28	10,650	10,801
California GO	5.000%	10/1/29	1,400	1,419
California GO	5.250%	10/1/29	4,700	4,850
California GO	4.500%	8/1/30	5,000	4,578
California GO	5.750%	4/1/31	15,000	16,072
California GO	5.000%	6/1/32	35,000	34,865
California GO	6.000%	3/1/33	7,000	7,615
California GO	6.500%	4/1/33	33,000	36,830
California GO	5.000%	6/1/34	32,500	31,804
California GO	4.500%	3/1/35 (2)	2,320	2,057
California GO	6.000%	11/1/35	10,000	10,765
California GO	5.250%	3/1/38	13,565	13,525
California GO	6.000%	4/1/38	21,190	22,576
California GO	5.250%	8/1/38	10,000	9,970
California GO	6.000%	11/1/39	2,700	2,887
California GO	5.500%	3/1/40	9,000	9,232
California GO	5.250%	11/1/40	11,000	10,967
2 California GO TOB VRDO	0.500%	6/1/11 LOC	8,345	8,345
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/33	7,950	7,307
California Health Facilities Financing Authority
Revenue (Adventist Health System/West) VRDO	0.100%	6/1/11 LOC	1,005	1,005
California Health Facilities Financing Authority
Revenue (Casa Colina)	6.125%	4/1/32	10,000	9,958
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	4.750%	7/1/19 (14)	765	766
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.625%	7/1/25	5,000	5,211
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	6.000%	7/1/39	5,000	5,109
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) PUT	5.000%	7/1/14	10,000	11,079
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/27	7,000	6,756
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/39	7,000	6,352
California Health Facilities Financing Authority
Revenue (Children’s Hospital of Orange County)	6.500%	11/1/38	3,000	3,120

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	6.500%	10/1/33	2,000	2,230
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.500%	10/1/39	5,500	5,584
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.750%	7/1/39	5,000	5,058
California Health Facilities Financing Authority
Revenue (Stanford Hospital) PUT	3.450%	6/15/11	5,000	5,006
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.250%	8/15/22	5,000	5,318
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.250%	11/15/46	20,500	19,184
California Infrastructure & Economic Development
Bank Revenue (Academy of Sciences) VRDO	0.100%	6/1/11 LOC	2,800	2,800
California Infrastructure & Economic Development
Bank Revenue (Bay Area Toll Bridges
Seismic Retrofit)	5.000%	1/1/28 (Prere.)	6,500	7,791
California Infrastructure & Economic Development
Bank Revenue (J. David Gladstone
Institutes Project)	5.500%	10/1/18	3,905	3,971
California Infrastructure & Economic Development
Bank Revenue (J. David Gladstone
Institutes Project)	5.500%	10/1/20	1,500	1,523
California Infrastructure & Economic Development
Bank Revenue (J. David Gladstone
Institutes Project)	5.250%	10/1/34	20,040	18,399
California Infrastructure & Economic Development
Bank Revenue (Kaiser Hospital Assistance I-LLC)	5.500%	8/1/31	7,610	7,582
California Infrastructure & Economic Development
Bank Revenue (Kaiser Hospital Assistance I-LLC)	5.550%	8/1/31	5,500	5,502
California Infrastructure & Economic Development
Bank Revenue (Los Angeles County Museum
of Natural History Foundation) VRDO	0.100%	6/1/11 LOC	1,600	1,600
California Infrastructure & Economic Development
Bank Revenue (Orange County Performing
Arts Center) VRDO	0.140%	6/1/11 LOC	4,300	4,300
California Infrastructure & Economic Development
Bank Revenue (Science Center Phase II Project)	5.000%	5/1/31 (14)	7,635	6,471
California Infrastructure & Economic Development
Bank Revenue (YMCA of Metropolitan
Los Angeles Project)	5.250%	2/1/26 (2)	4,750	4,771
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.500%	2/1/39	11,000	9,321
California Municipal Finance Authority Revenue
(University of La Verne)	5.250%	6/1/20	2,420	2,437
California Public Works Board Lease Revenue
(Community Colleges)	5.000%	3/1/27 (14)	2,970	2,888
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	1/1/15 (2)	3,900	4,221
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	1/1/17	6,000	6,465
California Public Works Board Lease Revenue
(Department of Corrections)	6.500%	9/1/17 (2)	25,000	27,837

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	12/1/17 (14)	13,835	14,569
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	12/1/19 (14)	15,230	15,711
California Public Works Board Lease Revenue
(Department of General Services)	6.000%	4/1/25	6,000	6,396
California Public Works Board Lease Revenue
(Department of General Services)	6.250%	4/1/34	6,975	7,281
California Public Works Board Lease Revenue
(Office of Emergency Services)	5.000%	3/1/27 (14)	8,950	8,702
California Public Works Board Lease Revenue
(Regents of The University of California)	5.250%	11/1/27 (14)	9,045	9,378
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/30	17,000	17,065
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/17	5,000	5,469
California Public Works Board Lease Revenue
(Various Capital Projects)	6.250%	11/1/24	5,000	5,506
California State University Revenue Systemwide	5.250%	11/1/19 (4)	5,000	5,500
California State University Revenue Systemwide	5.250%	11/1/20 (4)	4,745	5,210
California State University Revenue Systemwide	5.000%	11/1/21 (2)	17,215	17,906
California State University Revenue Systemwide	5.750%	11/1/27	4,500	4,788
California State University Revenue Systemwide	5.250%	11/1/34	5,000	5,025
California State University Revenue Systemwide	5.250%	11/1/38	3,280	3,266
California Statewide Communities Development
Authority Health Facility Revenue (Adventist
Health System/West)	5.000%	3/1/35	14,500	13,187
California Statewide Communities Development
Authority Health Facility Revenue (Henry Mayo
Newhall Memorial Hospital)	5.000%	10/1/18	5,875	5,880
California Statewide Communities Development
Authority Health Facility Revenue
(Memorial Health Services)	6.000%	10/1/23	8,500	8,777
California Statewide Communities Development
Authority Revenue (Concordia University
Irvine Project) VRDO	0.150%	6/1/11 LOC	4,400	4,400
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/40	7,000	6,341
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System)	5.250%	7/1/30	5,000	4,178
California Statewide Communities Development
Authority Revenue (John Muir Health)	5.000%	8/15/34	7,390	6,746
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.500%	11/1/32	16,250	16,088
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.250%	3/1/45	10,250	9,348
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) VRDO	0.170%	6/7/11	9,000	9,000
California Statewide Communities Development
Authority Revenue (Los Angeles Orthopaedic
Hospital Foundation & Orthopaedic Hospital)	5.750%	6/1/30 (2)	6,680	6,455

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
California Statewide Communities Development
Authority Revenue (Proposition 1A
Receivables Program)	5.000%	6/15/13	9,000	9,636
California Statewide Communities Development
Authority Revenue (Redlands
Community Hospital) VRDO	0.150%	6/7/11 LOC	4,500	4,500
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.500%	8/15/34	10,885	10,799
California Statewide Communities Development
Authority Senior Living Revenue
(Southern California Presbyterian Homes)	4.875%	11/15/36	7,230	5,916
California Statewide Communities Development
Authority Senior Living Revenue
(Southern California Presbyterian Homes)	7.250%	11/15/41	3,000	3,168
California Statewide Communities Development
Authority Student Housing Revenue
(CHF-Irvine LLC - UCI East Campus
Apartments Phase II)	5.000%	5/15/38	18,000	15,167
2 Chabot-Las Positas Community College District
GO TOB VRDO	0.180%	6/7/11	4,500	4,500
Clovis CA Unified School District GO	0.000%	8/1/13 (14)	4,935	4,720
Clovis CA Unified School District GO	0.000%	8/1/15 (14)	2,770	2,451
Clovis CA Unified School District GO	0.000%	8/1/16 (14)	2,865	2,423
East Bay CA Municipal Utility District
Water System Revenue	5.000%	6/1/32 (14)	15,765	16,436
East Bay CA Municipal Utility District
Water System Revenue	5.000%	6/1/36	10,000	10,397
East Bay CA Regional Park District Revenue	5.000%	9/1/25	2,000	2,218
East Bay CA Regional Park District Revenue	5.000%	9/1/27	4,070	4,461
Eastern California Municipal Water District
Water & Sewer Revenue	6.750%	7/1/12 (14)	2,340	2,408
Escondido CA Union High School District GO	0.000%	11/1/20 (14)	4,000	2,349
Fontana CA Public Financing Authority
Subordinate Lien Tax Allocation Revenue	5.000%	10/1/29 (2)	9,450	7,997
Fontana CA Public Financing Authority
Subordinate Lien Tax Allocation Revenue	5.000%	10/1/32 (2)	12,575	10,301
Fontana CA Unified School District GO	5.250%	8/1/31 (4)	6,115	6,173
Foothill-De Anza CA Community
College District GO	0.000%	8/1/17 (14)	3,000	2,436
Foothill-De Anza CA Community
College District GO	0.000%	8/1/22 (14)	3,850	2,257
Foothill-De Anza CA Community
College District GO	0.000%	8/1/23 (14)	3,590	1,942
Foothill-De Anza CA Community
College District GO	0.000%	8/1/25 (14)	2,390	1,109
3 Foothill-De Anza CA Community
College District GO	5.000%	8/1/40	10,000	10,223
Foothill/Eastern Corridor Agency California
Toll Road Revenue	0.000%	1/15/26	10,000	9,551
Foothill/Eastern Corridor Agency California
Toll Road Revenue	0.000%	1/1/29 (ETM)	7,460	3,417
Foothill/Eastern Corridor Agency California
Toll Road Revenue	0.000%	1/15/33	10,000	1,912

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Foothill/Eastern Corridor Agency California
Toll Road Revenue	0.000%	1/15/34	10,000	1,760
Fresno CA Airport Revenue	5.500%	7/1/30 (4)	1,500	1,500
Galivan CA Joint Community College District GO	5.500%	8/1/28 (2)	3,405	3,502
Golden State Tobacco Securitization Corp.
California	5.500%	6/1/13 (Prere.)	4,000	4,384
Golden State Tobacco Securitization Corp.
California	6.250%	6/1/13 (Prere.)	29,730	32,210
Golden State Tobacco Securitization Corp.
California	4.500%	6/1/27	24,280	18,648
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/30 (2)	20,000	18,172
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/33	8,525	5,734
Golden State Tobacco Securitization Corp.
California	5.125%	6/1/47	12,785	7,915
Golden State Tobacco Securitization Corp.
California	5.750%	6/1/47	8,500	5,833
Grossmont CA Healthcare District GO	6.125%	7/15/40	2,500	2,667
Hartnell CA Community College District GO	5.000%	8/1/13 (Prere.)	1,550	1,701
Hartnell CA Community College District GO	5.000%	8/1/13 (Prere.)	1,735	1,904
Hartnell CA Community College District GO	5.000%	8/1/13 (Prere.)	2,370	2,602
Irvine CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/30 (2)	8,000	7,332
Kern CA High School District GO	6.400%	8/1/14 (ETM)	1,490	1,760
Kern CA High School District GO	6.400%	8/1/15 (ETM)	1,645	2,021
Kern CA High School District GO	6.400%	8/1/16 (ETM)	1,815	2,297
Kern County CA GO	5.750%	8/1/35 (12)	2,000	2,065
La Mesa-Spring Valley CA School District GO	5.375%	8/1/12 (Prere.)	1,570	1,663
La Mesa-Spring Valley CA School District GO	5.375%	8/1/12 (Prere.)	1,775	1,880
La Mesa-Spring Valley CA School District GO	5.375%	8/1/12 (Prere.)	2,000	2,118
La Mesa-Spring Valley CA School District GO	5.375%	8/1/12 (Prere.)	1,890	2,002
Loma Linda CA Hospital Revenue
(Loma Linda University)	5.000%	12/1/20	6,155	5,710
Loma Linda CA Hospital Revenue
(Loma Linda University)	5.000%	12/1/21	2,500	2,264
Long Beach CA Finance Authority Lease Revenue
(Aquarium of the South Pacific)	5.500%	11/1/13 (2)	3,680	3,723
Long Beach CA Finance Authority Lease Revenue
(Aquarium of the South Pacific)	5.500%	11/1/18 (2)	4,675	4,699
Long Beach CA Finance Authority Lease Revenue
(Temple & Willow Facility)	5.500%	10/1/18 (14)	5,030	5,068
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.500%	11/15/37	5,500	5,137
Long Beach CA Finance Authority Tax Revenue	5.500%	8/1/26 (2)	7,570	6,806
Long Beach CA Finance Authority Tax Revenue	5.500%	8/1/31 (2)	4,015	3,431
Long Beach CA Harbor Revenue	5.000%	5/15/17 (14)	3,655	4,000
Los Angeles CA Community College District GO	5.500%	8/1/25	3,980	4,347
Los Angeles CA Community College District GO	5.000%	8/1/32 (14)	7,340	7,398
Los Angeles CA Community College District GO	6.000%	8/1/33	5,000	5,482
Los Angeles CA Community College District GO	5.250%	8/1/39	5,000	5,150
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/17 (14)	6,800	7,075

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/22	2,000	2,227
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/27	5,000	5,369
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/29	5,000	5,224
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	3,195	3,187
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	14,590	15,090
Los Angeles CA Department of
Water & Power Revenue	5.000%	7/1/25	4,070	4,370
Los Angeles CA Department of
Water & Power Revenue	5.000%	7/1/29 (2)	10,000	10,376
Los Angeles CA Department of
Water & Power Revenue	5.000%	7/1/30 (2)	16,000	16,490
Los Angeles CA Department of
Water & Power Revenue	5.000%	7/1/32 (2)	5,000	5,105
Los Angeles CA Department of
Water & Power Revenue	5.250%	7/1/32	7,000	7,294
Los Angeles CA Department of
Water & Power Revenue	5.000%	7/1/34 (14)	5,995	6,054
Los Angeles CA Department of
Water & Power Revenue	5.375%	7/1/34	3,000	3,157
Los Angeles CA Department of
Water & Power Revenue	5.000%	7/1/36 (14)	2,000	2,005
Los Angeles CA Department of
Water & Power Revenue	5.250%	7/1/38	1,890	1,952
Los Angeles CA Department of
Water & Power Revenue VRDO	0.130%	6/1/11	4,600	4,600
Los Angeles CA Unified School District
COP VRDO	0.160%	6/7/11 LOC	5,000	5,000
Los Angeles CA Unified School District GO	5.000%	7/1/13 (Prere.)	10,000	10,942
Los Angeles CA Unified School District GO	5.000%	7/1/14	5,000	5,562
Los Angeles CA Unified School District GO	5.000%	7/1/19	3,950	4,553
Los Angeles CA Unified School District GO	5.000%	7/1/20 (3)	6,655	7,306
Los Angeles CA Unified School District GO	5.000%	7/1/21	3,500	3,895
Los Angeles CA Unified School District GO	5.000%	7/1/24 (2)	9,745	10,262
Los Angeles CA Unified School District GO	5.000%	7/1/24 (2)	7,500	7,898
Los Angeles CA Unified School District GO	5.250%	7/1/24	6,275	6,805
Los Angeles CA Unified School District GO	5.250%	7/1/25	5,000	5,351
Los Angeles CA Unified School District GO	5.250%	7/1/28	7,000	7,388
Los Angeles CA Unified School District GO	5.000%	7/1/30 (3)	7,500	7,611
Los Angeles CA Unified School District GO	5.000%	7/1/32 (4)	8,000	8,096
Los Angeles CA Unified School District GO	5.000%	1/1/34	5,000	5,013
Los Angeles CA Unified School District GO	5.250%	7/1/34	10,000	10,210
Los Angeles CA Wastewater System Revenue	4.750%	6/1/30 (4)	4,645	4,656
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue
VRDO	0.120%	6/1/11	3,350	3,350
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/23 (14)	4,000	3,810
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/24 (14)	4,000	3,753

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/25 (14)	1,265	1,174
Los Angeles County CA Public Works Financing
Authority Revenue	5.500%	10/1/18 (4)	2,110	2,401
Los Angeles County CA Sanitation Districts
Financing Authority Capital Projects Revenue	4.500%	10/1/42 (2)	15,000	13,279
Los Angeles County CA Schools Regionalized
Business Services Corp. COP	0.000%	8/1/14 (ETM)	1,000	868
Los Angeles County CA Schools Regionalized
Business Services Corp. COP	0.000%	8/1/20 (2)	2,095	1,154
M-S-R California Energy Authority Revenue	7.000%	11/1/34	7,000	7,874
M-S-R California Energy Authority Revenue	6.500%	11/1/39	7,000	7,575
M-S-R California Public Power Agency Revenue
(San Juan Project)	6.125%	7/1/13 (2)	5,080	5,267
M-S-R California Public Power Agency Revenue
(San Juan Project)	6.750%	7/1/20 (ETM)	13,225	16,380
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/25	3,410	3,672
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/28	4,235	4,454
Modesto CA High School District GO	0.000%	8/1/15 (14)	5,000	4,364
Modesto CA High School District GO	0.000%	8/1/17 (14)	3,000	2,321
Modesto CA High School District GO	0.000%	8/1/18 (14)	3,225	2,321
Modesto CA Irrigation District COP	5.500%	7/1/35	1,000	975
Modesto CA Irrigation District COP	5.000%	10/1/36 (2)	4,795	4,324
Modesto CA Irrigation District Financing
Authority Revenue (Woodland Project)	6.500%	10/1/11 (ETM)	1,585	1,618
Modesto CA Irrigation District Financing
Authority Revenue (Woodland Project)	6.500%	10/1/22 (ETM)	9,750	12,159
Monterey Park CA Redevelopment Agency
Tax Allocation Revenue	5.000%	9/1/16 (4)	1,010	1,034
Monterey Park CA Redevelopment Agency
Tax Allocation Revenue	5.000%	9/1/17 (4)	1,060	1,080
Monterey Park CA Redevelopment Agency
Tax Allocation Revenue	5.000%	9/1/18 (4)	1,115	1,131
Monterey Park CA Redevelopment Agency
Tax Allocation Revenue	5.000%	9/1/19 (4)	1,120	1,133
Monterey Park CA Redevelopment Agency
Tax Allocation Revenue	5.000%	9/1/20 (4)	1,180	1,190
Mount San Antonio CA Community College
District GO	5.250%	8/1/14 (Prere.)	3,170	3,617
Mount San Antonio CA Community College
District GO	5.250%	8/1/14 (Prere.)	3,335	3,806
Mount San Antonio CA Community College
District GO	5.250%	8/1/14 (Prere.)	3,010	3,435
Napa Valley CA Unified School District Election
GO	4.500%	8/1/42 (4)	4,690	4,094
New Haven CA Unified School District GO	12.000%	8/1/16 (4)	2,480	3,718
New Haven CA Unified School District GO	12.000%	8/1/17 (4)	1,500	2,337
Newark CA Unified School District GO	0.000%	8/1/11 (4)	1,670	1,667
Newark CA Unified School District GO	0.000%	8/1/12 (4)	1,820	1,795
Newark CA Unified School District GO	0.000%	8/1/13 (4)	2,050	1,961
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian)	6.000%	12/1/40	3,500	3,687

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
3 Newport Mesa CA Unified School District GO	0.000%	8/1/35	4,000	851
3 Newport Mesa CA Unified School District GO	0.000%	8/1/36	1,000	198
3 Newport Mesa CA Unified School District GO	0.000%	8/1/37	2,000	370
3 Newport Mesa CA Unified School District GO	0.000%	8/1/38	1,000	173
North Orange County CA Community
College District GO	5.375%	8/1/12 (Prere.)	5,080	5,415
Northern California Gas Authority No. 1 Revenue	0.654%	7/1/13	14,000	13,554
Northern California Gas Authority No. 1 Revenue	0.803%	7/1/17	17,000	14,760
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/11	2,000	2,008
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/12	2,935	3,072
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/18	3,500	4,001
Northern California Power Agency Revenue
(Hydroelectric Project)	6.300%	7/1/18 (14)	10,000	11,443
Northern California Power Agency Revenue
(Hydroelectric Project)	7.500%	7/1/21 (Prere.)	1,810	2,439
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/28 (14)	11,140	11,114
Oakland CA Redevelopment Agency
Tax Allocation Revenue (Central District Project)	5.500%	2/1/14 (2)	2,890	2,931
Oceanside CA Unified School District GO	0.000%	8/1/25 (12)	6,865	2,918
Orange County CA Water District COP VRDO	0.120%	6/7/11	5,700	5,700
Orange County CA Water District Revenue	5.000%	8/15/41	6,855	6,991
Palmdale CA COP	5.250%	9/1/19 (14)	1,310	1,356
Palmdale CA COP	5.250%	9/1/20 (14)	1,450	1,496
Palmdale CA COP	5.250%	9/1/21 (14)	1,605	1,649
Palmdale CA COP	5.250%	9/1/22 (14)	1,765	1,803
Palo Alto CA Improvement Revenue
(University Avenue Area Parking)	5.700%	9/2/18	890	910
Palo Alto CA Improvement Revenue
(University Avenue Area Parking)	5.700%	9/2/19	895	913
Palo Alto CA Improvement Revenue
(University Avenue Area Parking)	5.750%	9/2/20	890	902
Palo Alto CA Improvement Revenue
(University Avenue Area Parking)	5.750%	9/2/26	4,460	4,437
Palomar Pomerado Health System
California Revenue	5.375%	11/1/11 (14)	3,865	3,871
Palomar Pomerado Health System
California Revenue	5.375%	11/1/13 (14)	6,730	6,739
Palomar Pomerado Health System
California Revenue COP	6.000%	11/1/41	3,000	2,665
Palomar Pomerado Health System
California Revenue GO	4.500%	8/1/32 (14)	12,500	10,627
Peralta CA Community College District Revenue	5.000%	8/1/39	4,000	3,781
Pittsburg CA Redevelopment Agency
Tax Allocation Revenue (Los Medanos
Community Development Project)	5.700%	8/1/13 (Prere.)	7,000	7,908
Pittsburg CA Redevelopment Agency
Tax Allocation Revenue (Los Medanos
Community Development Project)	0.000%	8/1/19 (2)	1,150	719

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Pittsburg CA Redevelopment Agency
Tax Allocation Revenue (Los Medanos
Community Development Project)	0.000%	8/1/21 (2)	2,575	1,391
Pittsburg CA Redevelopment Agency
Tax Allocation Revenue (Los Medanos
Community Development Project)	0.000%	8/1/22 (2)	3,755	1,856
Pittsburg CA Redevelopment Agency
Tax Allocation Revenue (Los Medanos
Community Development Project)	0.000%	8/1/24 (2)	1,000	410
Pomona CA Unified School District GO	5.600%	8/1/14 (ETM)	1,585	1,832
Pomona CA Unified School District GO	5.600%	8/1/15 (ETM)	2,000	2,386
Pomona CA Unified School District GO	5.600%	8/1/16 (ETM)	1,000	1,220
Pomona CA Unified School District GO	7.500%	8/1/17 (ETM)	2,540	3,463
Port of Oakland CA Revenue	5.000%	11/1/16 (14)	8,160	9,068
Port of Oakland CA Revenue	5.000%	11/1/17 (14)	5,000	5,524
Rancho Mirage CA Joint Powers Financing
Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/47	15,900	12,588
Rancho Mirage CA Redevelopment Agency
Tax Allocation Revenue	5.125%	4/1/21 (14)	2,650	2,598
Rancho Mirage CA Redevelopment Agency
Tax Allocation Revenue	5.250%	4/1/26 (14)	2,905	2,637
Rancho Mirage CA Redevelopment Agency
Tax Allocation Revenue	5.250%	4/1/33 (14)	3,000	2,645
Rio Hondo CA Community College District GO	5.000%	8/1/30	6,655	6,816
2 Riverside CA Electric Revenue TOB VRDO	0.150%	6/1/11	6,750	6,750
Riverside CA Electric Revenue VRDO	0.160%	6/7/11 LOC	12,900	12,900
Riverside CA Unified School District Community
Facilities District No. 7 (Victoria Grove) Special
Tax Revenue)	5.000%	9/1/31 (2)	7,295	6,485
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	0.000%	6/1/13 (14)	5,000	4,657
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	0.000%	6/1/14 (14)	2,000	1,788
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	0.000%	6/1/15 (14)	2,000	1,700
Roseville CA Electric System Revenue	5.000%	2/1/37	4,500	4,423
Roseville CA Electric System Revenue COP VRDO	0.170%	6/7/11 LOC	13,600	13,600
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/22	1,440	1,411
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/28	2,450	2,220
Sacramento CA Financing Authority
Lease Revenue	5.375%	11/1/14 (2)	6,835	7,102
Sacramento CA Financing Authority
Lease Revenue	5.400%	11/1/20 (2)	6,785	7,181
Sacramento CA Municipal Utility District Revenue	5.900%	7/1/20 (2)	15,850	18,846
Sacramento County CA Airport Revenue	5.250%	7/1/12 (Prere.)	2,305	2,429
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/26 (14)	5,000	5,238
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/30 (14)	5,650	5,790

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Sacramento County CA Water Financing
Authority Revenue (Agency Zones 40 & 41)	5.000%	6/1/21 (14)	2,000	2,134
San Bernardino County CA Medical Center COP	6.500%	8/1/17 (14)	17,915	19,208
San Diego CA Community College District GO	5.250%	8/1/33	2,500	2,584
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/34	6,000	6,177
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/39	7,000	7,137
San Diego CA Public Facilities Financing
Authority Water Revenue	5.750%	8/1/35	2,500	2,687
San Diego CA Public Facilities Financing
Authority Water Revenue	5.500%	8/1/39	5,000	5,220
San Diego CA Unified School District GO	0.000%	7/1/15 (14)	2,770	2,490
San Diego CA Unified School District GO	5.500%	7/1/24 (14)	10,000	11,325
San Diego CA Unified School District GO	5.500%	7/1/24 (4)	14,015	16,148
San Diego CA Unified School District GO	5.500%	7/1/25 (14)	9,000	10,091
San Diego County CA COP	5.250%	10/1/21	1,485	1,488
San Diego County CA COP	5.000%	2/1/28 (2)	2,000	2,027
San Diego County CA COP	5.250%	10/1/28	2,745	2,639
San Diego County CA COP	5.000%	2/1/30 (2)	2,345	2,360
San Diego County CA COP	5.375%	10/1/41	7,045	6,228
San Diego County CA Regional Airport
Authority Revenue	5.000%	7/1/34	2,715	2,625
San Diego County CA Regional Airport
Authority Revenue	5.000%	7/1/40	3,000	2,842
San Diego County CA Water
Authority Revenue COP	5.000%	5/1/26 (4)	7,275	7,693
San Francisco CA Bay Area Rapid
Transit District GO	5.000%	8/1/35	10,000	10,255
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/12 (Prere.)	4,305	4,503
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/12 (Prere.)	4,770	4,989
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/12 (Prere.)	5,020	5,250
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/18	6,300	7,099
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/19	12,000	13,459
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/20	5,315	5,941
2 San Francisco CA City & County Public Utilites
Commission Water Revenue TOB VRDO	0.180%	6/7/11	11,500	11,500
San Francisco CA City & County Public Utility
Commission Revenue	5.000%	11/1/35	2,605	2,653
San Francisco CA City & County Public Utility
Commission Revenue	4.750%	11/1/36 (4)	4,500	4,314
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bay North)	6.500%	8/1/39	2,000	2,015
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bay North)	6.750%	8/1/41	1,000	1,035

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
San Francisco CA City & County Unified
School District GO	5.250%	6/15/24	4,000	4,481
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/24 (14)	6,000	2,176
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/25 (14)	6,000	1,751
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/30 (14)	7,000	1,232
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/31 (14)	11,950	1,916
San Jose CA Airport Revenue	5.000%	3/1/33 (2)	12,700	11,838
San Jose CA Redevelopment Agency
Tax Allocation Revenue	6.000%	8/1/11 (14)	5,930	5,964
San Jose CA Redevelopment Agency
Tax Allocation Revenue	5.500%	8/1/30	850	787
San Jose CA Redevelopment Agency
Tax Allocation Revenue	5.500%	8/1/35	2,750	2,432
San Jose CA Special Hotel Tax Revenue
(Convention Center Expansion
& Renovation Project)	6.500%	5/1/42	5,000	5,124
San Juan CA Unified School District GO	0.000%	8/1/13 (4)	2,220	2,123
San Juan CA Unified School District GO	0.000%	8/1/14 (4)	2,610	2,418
San Juan CA Unified School District GO	0.000%	8/1/16 (4)	2,000	1,691
San Juan CA Unified School District GO	0.000%	8/1/18 (4)	1,785	1,323
San Juan CA Unified School District GO	0.000%	8/1/19 (4)	2,210	1,540
San Juan CA Unified School District GO	0.000%	8/1/20 (4)	4,930	3,193
San Juan CA Unified School District GO	0.000%	8/1/23 (4)	4,540	2,337
San Mateo County CA Community
College District GO	5.000%	9/1/31	5,000	5,104
San Mateo County CA Joint Powers Financing
Authority Lease Revenue
(Capital Project Program)	6.500%	7/1/13 (14)	9,280	9,777
San Mateo County CA Joint Powers Financing
Authority Lease Revenue
(Capital Project Program)	5.000%	7/1/21 (14)	3,500	3,681
San Ramon Valley CA Unified School District GO	0.000%	7/1/13 (14)	3,680	3,556
San Ramon Valley CA Unified School District GO	0.000%	7/1/14 (14)	8,290	7,702
San Ramon Valley CA Unified School District GO	0.000%	7/1/15 (14)	2,005	1,788
Santa Ana CA Financing Authority Police
Administration & Holding Facility Lease Revenue	6.250%	7/1/16 (14)	5,345	5,903
Santa Ana CA Financing Authority Police
Administration & Holding Facility Lease Revenue	6.250%	7/1/17 (14)	2,000	2,199
Santa Clara CA Electric Revenue	5.000%	7/1/21 (14)	2,000	2,113
Santa Clara CA Electric Revenue	6.000%	7/1/31	3,000	3,228
Santa Clara County CA Financing Authority Lease
Revenue (Multiple Facilities Projects)	5.250%	5/15/36	5,000	4,959
Santa Clara County CA Financing Authority Lease
Revenue (VMC Facility Replacement Project)
VRDO	0.170%	6/7/11	10,000	10,000
Santa Rosa CA Wastewater Revenue	6.000%	7/2/15 (2)	5,995	6,506
Santa Rosa CA Wastewater Revenue	6.000%	9/1/15 (4)	4,780	5,186
Solano County CA COP	5.250%	11/1/12 (Prere.)	3,785	4,045
Solano County CA COP	5.250%	11/1/12 (Prere.)	3,770	4,029

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
South San Francisco CA Redevelopment Agency
Tax Allocation Revenue	5.000%	9/1/35 (14)	8,610	7,125
Southern California Public Power
Authority Revenue	5.000%	7/1/29	5,000	5,242
Southern California Public Power
Authority Revenue (Milford Wind Corridor
Phase I Project)	5.000%	7/1/30	5,000	5,201
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/17	1,865	1,934
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/33	5,400	4,937
Southern California Public Power Authority
Revenue (Transmission Project)	5.750%	7/1/21 (14)	220	221
Southern California Public Power Authority
Revenue (Transmission Project)	5.000%	7/1/23	5,000	5,404
Tobacco Securitization Authority Revenue
(Northern California Tobacco Settlement)	5.375%	6/1/38	4,500	3,073
Tobacco Securitization Authority Revenue
(Southern California Tobacco Settlement)	4.750%	6/1/25	9,455	7,957
Tobacco Securitization Authority Revenue
(Southern California Tobacco Settlement)	5.000%	6/1/37	2,155	1,389
Torrance CA Hospital Revenue
(Torrance Memorial Medical Center)	5.000%	9/1/40	3,000	2,648
Turlock CA Irrigation District Revenue	5.000%	1/1/35	3,000	2,860
Ukiah CA Electric Revenue	6.250%	6/1/18 (14)	4,585	4,965
Union CA Elementary School District GO	0.000%	9/1/15 (14)	3,860	3,422
Union CA Elementary School District GO	0.000%	9/1/16 (14)	1,500	1,271
Union CA Elementary School District GO	0.000%	9/1/17 (14)	2,295	1,833
Union CA Elementary School District GO	0.000%	9/1/18 (14)	1,630	1,203
Union CA Elementary School District GO	0.000%	9/1/19 (14)	1,750	1,213
Union CA Elementary School District GO	0.000%	9/1/20 (14)	2,300	1,482
Union CA Elementary School District GO	0.000%	9/1/21 (14)	2,000	1,200
University of California Revenue	5.750%	5/15/25	7,000	8,040
University of California Revenue	4.750%	5/15/33	12,425	11,981
University of California Revenue	5.000%	5/15/33 (2)	20,790	20,809
University of California Revenue	5.000%	5/15/34	3,220	3,267
University of California Revenue	5.000%	5/15/40	1,905	1,902
2 University of California Revenue TOB VRDO	0.240%	6/7/11	2,300	2,300
Vallejo CA Sanitation & Flood Control COP	5.000%	7/1/19 (14)	4,279	4,388
Ventura County CA Community College District
GO	5.500%	8/1/33	8,000	8,430
Walnut CA Energy Center Authority Revenue	5.000%	1/1/35	2,000	1,907
Walnut CA Energy Center Authority Revenue	5.000%	1/1/40	5,000	4,683
Walnut Valley CA Unified School District GO	6.000%	8/1/14 (ETM)	2,205	2,560
Walnut Valley CA Unified School District GO	6.000%	8/1/15 (ETM)	2,470	2,960
Walnut Valley CA Unified School District GO	6.000%	8/1/16 (ETM)	2,690	3,299
Washington Township CA Health Care
District Revenue	5.000%	7/1/32	3,000	2,592
Washington Township CA Health Care
District Revenue	5.000%	7/1/37	3,500	2,913
Yuba City CA Unified School District GO	0.000%	9/1/15 (14)	1,870	1,606
Yuba City CA Unified School District GO	0.000%	9/1/17 (14)	2,060	1,536
Yuba City CA Unified School District GO	0.000%	9/1/19 (14)	2,270	1,459
				2,593,391

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Puerto Rico (0.9%)
Puerto Rico Municipal Finance Agency GO	5.250%	7/1/19 (11)	2,250	2,346
Puerto Rico Municipal Finance Agency GO	5.250%	7/1/20 (11)	1,300	1,337
Puerto Rico Municipal Finance Agency GO	5.250%	8/1/20 (11)	2,255	2,318
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.250%	7/1/14 (Prere.)	75	85
Puerto Rico Public Finance Corp. Revenue PUT	5.750%	2/1/12 LOC	16,000	16,271
				22,357
Total Tax-Exempt Municipal Bonds (Cost $2,600,739)				2,615,748
Other Assets and Liabilities (1.1%)
Other Assets				53,398
Liabilities				(23,053)
				30,345
Net Assets (100%)				2,646,093

At May 31, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	2,753,127
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(121,308)
Unrealized Appreciation (Depreciation)
Investment Securities	15,009
Futures Contracts	(735)
Net Assets	2,646,093

Investor Shares—Net Assets
Applicable to 40,635,001 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	444,713
Net Asset Value Per Share—Investor Shares	$10.94

Admiral Shares—Net Assets
Applicable to 201,147,895 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,201,380
Net Asset Value Per Share—Admiral Shares	$10.94

See Note A in Notes to Financial Statements.
1 Securities with a value of $5,045,000 have been segregated as initial margin for open futures contracts.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2011, the aggregate value of these securities was $37,282,000, representing 1.4% of net assets.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2011.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

California Long-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
May 31, 2011
($000)
Investment Income
Income
Interest	60,036
Total Income	60,036
Expenses
The Vanguard Group—Note B
Investment Advisory Services	150
Management and Administrative—Investor Shares	320
Management and Administrative—Admiral Shares	868
Marketing and Distribution—Investor Shares	89
Marketing and Distribution—Admiral Shares	261
Custodian Fees	21
Shareholders’ Reports—Investor Shares	7
Shareholders’ Reports—Admiral Shares	4
Trustees’ Fees and Expenses	1
Total Expenses	1,721
Net Investment Income	58,315
Realized Net Gain (Loss)
Investment Securities Sold	(16,436)
Futures Contracts	(3,224)
Realized Net Gain (Loss)	(19,660)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(1,984)
Futures Contracts	(728)
Change in Unrealized Appreciation (Depreciation)	(2,712)
Net Increase (Decrease) in Net Assets Resulting from Operations	35,943

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	58,315	127,238
Realized Net Gain (Loss)	(19,660)	(10,367)
Change in Unrealized Appreciation (Depreciation)	(2,712)	16,820
Net Increase (Decrease) in Net Assets Resulting from Operations	35,943	133,691
Distributions
Net Investment Income
Investor Shares	(9,985)	(28,895)
Admiral Shares	(48,330)	(98,343)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(58,315)	(127,238)
Capital Share Transactions
Investor Shares	(79,139)	(166,988)
Admiral Shares	(101,941)	136,419
Net Increase (Decrease) from Capital Share Transactions	(181,080)	(30,569)
Total Increase (Decrease)	(203,452)	(24,116)
Net Assets
Beginning of Period	2,849,545	2,873,661
End of Period	2,646,093	2,849,545

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$11.01	$10.98	$10.19	$11.46	$11.86	$11.65
Investment Operations
Net Investment Income	.238	.476	.481	.499	.531	.528
Net Realized and Unrealized Gain (Loss)
on Investments	(.070)	.030	.790	(1.270)	(.400)	.232
Total from Investment Operations	.168	.506	1.271	(.771)	.131	.760
Distributions
Dividends from Net Investment Income	(.238)	(.476)	(.481)	(.499)	(.531)	(.528)
Distributions from Realized Capital Gains	—	—	—	—	—	(.022)
Total Distributions	(.238)	(.476)	(.481)	(.499)	(.531)	(.550)
Net Asset Value, End of Period	$10.94	$11.01	$10.98	$10.19	$11.46	$11.86

Total Return[1]	1.60%	4.63%	12.71%	-6.95%	1.15%	6.70%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$445	$529	$691	$670	$732	$678
Ratio of Total Expenses to
Average Net Assets	0.20%	0.20%	0.20%	0.15%	0.15%	0.16%
Ratio of Net Investment Income to
Average Net Assets	4.47%	4.26%	4.51%	4.51%	4.58%	4.52%
Portfolio Turnover Rate	6%	18%	18%	27%	23%	13%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$11.01	$10.98	$10.19	$11.46	$11.86	$11.65
Investment Operations
Net Investment Income	.243	.485	.490	.507	.540	.536
Net Realized and Unrealized Gain (Loss)
on Investments	(.070)	.030	.790	(1.270)	(.400)	.232
Total from Investment Operations	.173	.515	1.280	(.763)	.140	.768
Distributions
Dividends from Net Investment Income	(.243)	(.485)	(.490)	(.507)	(.540)	(.536)
Distributions from Realized Capital Gains	—	—	—	—	—	(.022)
Total Distributions	(.243)	(.485)	(.490)	(.507)	(.540)	(.558)
Net Asset Value, End of Period	$10.94	$11.01	$10.98	$10.19	$11.46	$11.86

Total Return	1.64%	4.72%	12.80%	-6.88%	1.22%	6.78%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,201	$2,321	$2,183	$2,078	$2,251	$1,972
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.08%	0.08%	0.09%
Ratio of Net Investment Income to
Average Net Assets	4.55%	4.34%	4.59%	4.58%	4.65%	4.59%
Portfolio Turnover Rate	6%	18%	18%	27%	23%	13%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

California Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard California Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2007–2010), and for the period ended May 31, 2011, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution

California Long-Term Tax-Exempt Fund

expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2011, the fund had contributed capital of $405,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.16% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of May 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	2,615,748	—
Futures Contracts—Liabilities[1]	(133)	—	—
Total	(133)	2,615,748	—
1 Represents variation margin on the last day of the reporting period.

D. At May 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
2-Year U.S. Treasury Note	September 2011	(303)	(66,414)	(81)
10-Year U.S. Treasury Note	September 2011	(502)	(61,550)	(455)
5-Year U.S. Treasury Note	September 2011	(301)	(35,861)	(199)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

California Long-Term Tax-Exempt Fund

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2010, the fund had available capital loss carryforwards totaling $95,056,000 to offset future net capital gains of $971,000 through November 30, 2014, $18,323,000 through November 30, 2015, $22,521,000 through November 30, 2016, $40,669,000 through November 30, 2017, and $12,572,000 through November 30, 2018. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2011; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

The fund had realized losses totaling $6,599,000 through November 30, 2010, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At May 31, 2011, the cost of investment securities for tax purposes was $2,607,338,000. Net unrealized appreciation of investment securities for tax purposes was $8,410,000, consisting of unrealized gains of $79,521,000 on securities that had risen in value since their purchase and $71,111,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended May 31, 2011, the fund purchased $78,208,000 of investment securities and sold $313,386,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		May 31, 2011	November 30, 2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	41,436	3,880	142,311	12,760
Issued in Lieu of Cash Distributions	7,925	740	22,678	2,031
Redeemed	(128,500)	(12,004)	(331,977)	(29,690)
Net Increase (Decrease)—Investor Shares	(79,139)	(7,384)	(166,988)	(14,899)
Admiral Shares
Issued	236,950	22,133	540,819	48,360
Issued in Lieu of Cash Distributions	31,765	2,967	65,497	5,863
Redeemed	(370,656)	(34,718)	(469,897)	(42,160)
Net Increase (Decrease)—Admiral Shares	(101,941)	(9,618)	136,419	12,063

H. In preparing the financial statements as of May 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended May 31, 2011
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	11/30/2010	5/31/2011	Period
Based on Actual Fund Return
California Tax-Exempt Money Market Fund	$1,000.00	$1,000.58	$0.85
California Intermediate-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,021.20	$1.01
Admiral Shares	1,000.00	1,021.61	0.60
California Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,015.97	$1.01
Admiral Shares	1,000.00	1,016.37	0.60
Based on Hypothetical 5% Yearly Return
California Tax-Exempt Money Market Fund	$1,000.00	$1,024.08	$0.86
California Intermediate-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,023.93	$1.01
Admiral Shares	1,000.00	1,024.33	0.61
California Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,023.93	$1.01
Admiral Shares	1,000.00	1,024.33	0.61

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the California Tax-Exempt Money Market Fund, 0.17%; for the California Intermediate-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares; and for the California Long-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard California Tax-Exempt Money Market Fund, Vanguard California Intermediate-Term Tax-Exempt Fund, and Vanguard California Long-Term Tax-Exempt Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Fixed Income Group—serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the funds’ investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of relevant benchmarks and peer groups. The board concluded that the funds have performed in line with expectations and that their results have been consistent with their investment strategies. Information about the funds’ most recent performance can be found in the Performance Summary sections of this report.

Cost
The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the funds’ advisory fee rates were also well below their peer-group averages. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

7-Day SEC Yield and 30-Day SEC Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission. For other funds, 30-day SEC yield is derived using a formula specified by the commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. For Vanguard money market funds, the Distribution by Credit Quality table includes tier ratings for consistency with SEC Rule 2a-7 under the Investment Company Act of 1940, which governs money market funds. A First Tier security is one that is eligible for money market funds and has been rated in the highest short-term rating category for debt obligations by the requisite nationally recognized statistical rating organizations. An unrated security is First Tier if it represents quality comparable to that of a rated security, as determined in accordance with SEC Rule 2a-7. A Second Tier security is one that is eligible for money market funds and is not a First Tier security. For the tax-exempt bond funds, credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “Not Rated” is used to classify securities for which a rating is not available. Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is used.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 177 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	and President (2006–2008) of Rohm and Haas Co.
(chemicals); Director of Tyco International, Ltd.
F. William McNabb III	(diversified manufacturing and services) and Hewlett-
Born 1957. Trustee Since July 2009. Chairman of the	Packard Co. (electronic computer manufacturing);
Board. Principal Occupation(s) During the Past Five	Senior Advisor at New Mountain Capital; Trustee
Years: Chairman of the Board of The Vanguard Group,	of The Conference Board; Member of the Board of
Inc., and of each of the investment companies served	Managers of Delphi Automotive LLP (automotive
by The Vanguard Group, since January 2010; Director	components).
of The Vanguard Group since 2008; Chief Executive
Officer and President of The Vanguard Group and of	Amy Gutmann
each of the investment companies served by The	Born 1949. Trustee Since June 2006. Principal
Vanguard Group since 2008; Director of Vanguard	Occupation(s) During the Past Five Years: President
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Christopher H.
Vanguard Group (1995–2008).	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
appointments at the Annenberg School for Commu-
Independent Trustees	nication and the Graduate School of Education
of the University of Pennsylvania; Director of
Emerson U. Fullwood	Carnegie Corporation of New York, Schuylkill River
Born 1948. Trustee Since January 2008. Principal	Development Corporation, and Greater Philadelphia
Occupation(s) During the Past Five Years: Executive	Chamber of Commerce; Trustee of the National
Chief Staff and Marketing Officer for North America	Constitution Center; Chair of the Presidential
and Corporate Vice President (retired 2008) of Xerox	Commission for the Study of Bioethical Issues.
Corporation (document management products and
services); Executive in Residence and 2010	JoAnn Heffernan Heisen
Distinguished Minett Professor at the Rochester	Born 1950. Trustee Since July 1998. Principal
Institute of Technology; Director of SPX Corporation	Occupation(s) During the Past Five Years: Corporate
(multi-industry manufacturing), the United Way of	Vice President and Chief Global Diversity Officer
Rochester, Amerigroup Corporation (managed health	(retired 2008) and Member of the Executive
care), the University of Rochester Medical Center,	Committee (1997–2008) of Johnson & Johnson
Monroe Community College Foundation, and North	(pharmaceuticals/consumer products); Director of
Carolina A&T University.	Skytop Lodge Corporation (hotels), the University
Medical Center at Princeton, the Robert Wood
Rajiv L. Gupta	Johnson Foundation, and the Center for Work Life
Born 1945. Trustee Since December 2001.[2]	Policy; Member of the Advisory Board of the
Principal Occupation(s) During the Past Five Years:	Maxwell School of Citizenship and Public Affairs
Chairman and Chief Executive Officer (retired 2009)	at Syracuse University.

F. Joseph Loughrey	Thomas J. Higgins
Born 1949. Trustee Since October 2009. Principal	Born 1957. Chief Financial Officer Since September
Occupation(s) During the Past Five Years: President	2008. Principal Occupation(s) During the Past Five
and Chief Operating Officer (retired 2009) and Vice	Years: Principal of The Vanguard Group, Inc.; Chief
Chairman of the Board (2008–2009) of Cummins Inc.	Financial Officer of each of the investment companies
(industrial machinery); Director of SKF AB (industrial	served by The Vanguard Group since 2008; Treasurer
machinery), Hillenbrand, Inc. (specialized consumer	of each of the investment companies served by The
services), the Lumina Foundation for Education, and	Vanguard Group (1998–2008).
Oxfam America; Chairman of the Advisory Council
for the College of Arts and Letters and Member	Kathryn J. Hyatt
of the Advisory Board to the Kellogg Institute for	Born 1955. Treasurer Since November 2008. Principal
International Studies at the University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Treasurer of each of
André F. Perold	the investment companies served by The Vanguard
Born 1952. Trustee Since December 2004. Principal	Group since 2008; Assistant Treasurer of each of the
Occupation(s) During the Past Five Years: George	investment companies served by The Vanguard Group
Gund Professor of Finance and Banking at the Harvard	(1988–2008).
Business School; Chair of the Investment Committee
of HighVista Strategies LLC (private investment firm).	Heidi Stam
Born 1956. Secretary Since July 2005. Principal
Alfred M. Rankin, Jr.	Occupation(s) During the Past Five Years: Managing
Born 1941. Trustee Since January 1993. Principal	Director of The Vanguard Group, Inc., since 2006;
Occupation(s) During the Past Five Years: Chairman,	General Counsel of The Vanguard Group since 2005;
President, and Chief Executive Officer of NACCO	Secretary of The Vanguard Group and of each of the
Industries, Inc. (forklift trucks/housewares/lignite);	investment companies served by The Vanguard Group
Director of Goodrich Corporation (industrial products/	since 2005; Director and Senior Vice President of
aircraft systems and services) and the National	Vanguard Marketing Corporation since 2005;
Association of Manufacturers; Chairman of the	Principal of The Vanguard Group (1997–2006).
Federal Reserve Bank of Cleveland; Vice Chairman
of University Hospitals of Cleveland; President of
the Board of The Cleveland Museum of Art.	Vanguard Senior Management Team

Peter F. Volanakis	R. Gregory Barton	Michael S. Miller
Born 1955. Trustee Since July 2009. Principal	Mortimer J. Buckley	James M. Norris
Occupation(s) During the Past Five Years: President	Kathleen C. Gubanich	Glenn W. Reed
and Chief Operating Officer (retired 2010) of Corning	Paul A. Heller	George U. Sauter
Incorporated (communications equipment); Director of	Martha G. King
Corning Incorporated (2000–2010) and Dow Corning
(2001–2010); Overseer of the Amos Tuck School of
Business Administration at Dartmouth College.	Chairman Emeritus and Senior Advisor

John J. Brennan
Executive Officers	Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008
Glenn Booraem
Born 1967. Controller Since July 2010. Principal
Occupation(s) During the Past Five Years: Principal	Founder
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard	John C. Bogle
Group since 2010; Assistant Controller of each of	Chairman and Chief Executive Officer, 1974–1996
the investment companies served by The Vanguard
Group (2001–2010).

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	CFA® is a trademark owned by CFA Institute.
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2011 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q752 072011

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CALIFORNIA TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CALIFORNIA TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 25, 2011

VANGUARD CALIFORNIA TAX-FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: July 25, 2011

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683,
Incorporated by Reference.